UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22241

Partners Group Private Equity (Master Fund), LLC

(Exact name of registrant as specified in charter)

c/o Partners Group (USA) Inc.

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Address of principal executive offices) (Zip code)

Robert M. Collins

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)

Semi-Annual Report

For the Six Months Ended September 30, 2018
(Unaudited)

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Table of Contents
For the Six Months Ended September 30, 2018 (Unaudited)

Consolidated Schedule of Investments	1-12
Consolidated Statement of Assets and Liabilities	13
Consolidated Statement of Operations	14
Consolidated Statement of Changes in Net Assets	15
Consolidated Statement of Cash Flows	16
Consolidated Financial Highlights	17-18
Notes to Consolidated Financial Statements	19-33
Fund Expenses	34
Other Information	35

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2018 (Unaudited)

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

Common Stocks (3.46%) Asia - Pacific (0.19%)	Industry	Acquisition Date	Shares	Fair Value
APA Group	Utilities	02/11/16	648,000	$4,677,425
Cheung Kong Infrastructure Holdings Ltd.	Utilities	02/11/16	300,000	2,376,638
Total Asia - Pacific (0.19%)				7,054,063

North America (1.67%)
American Water Works Co., Inc.	Utilities	02/10/16	52,000	4,573,920
Ares Capital Corp.	Diversified Financial Services	02/10/16	344,000	5,913,360
Atmos Energy Corp.	Utilities	02/10/16	69,600	6,535,440
Brookfield Infrastructure Partners, L.P.	Utilities	02/10/16	98,150	3,915,204
Crown Castle International Corp.	Communication	02/10/16	46,000	5,120,720
Enbridge, Inc.	Utilities	02/10/16	144,500	4,658,168
Fortis Inc.	Utilities	12/18/17	147,000	4,761,498
KKR & Co. L.P.	Diversified Financial Services	02/10/16	244,000	6,651,440
New Mountain Finance Corp.	Diversified Financial Services	02/10/16	397,000	5,359,500
Onex Corporation	Diversified Financial Services	02/10/16	33,000	2,247,820
Republic Services Inc.	Commercial & Professional Services	08/28/17	55,000	3,995,200
Solar Capital Ltd	Diversified Financial Services	08/28/17	118,000	2,522,840
Union Pacific Corp.	Transportation	06/24/16	37,500	6,106,125
Total North America (1.67%)				62,361,235

Western Europe (1.60%)
Brilliant Circle Holdings International Ltd.	Diversified Financial Services	04/14/11	28,371,491	1,320,219
Eurazeo SA	Diversified Financial Services	12/12/16	27,825	2,189,213
Eutelsat Communications SA	Communication	09/22/16	165,000	3,899,348
Flughafen Zuerich AG	Transportation	07/01/16	18,700	3,797,615
Gimv N.V.	Diversified Financial Services	02/10/16	74,500	4,061,959
HgCapital Trust PLC	Diversified Financial Services	02/10/16	187,056	4,804,328
HICL Infrastructure Co. Ltd.	Social Infrastructure	03/24/16	4,119,922	8,228,915
ICG Graphite Enterprise Trust PLC	Diversified Financial Services	02/10/16	383,777	4,303,008
Intermediate Capital Group PLC	Diversified Financial Services	12/12/16	163,000	2,316,375
Investor AB	Diversified Financial Services	08/28/17	106,000	4,901,335
National Grid PLC	Utilities	02/10/16	317,250	3,272,937
Sofina SA	Diversified Financial Services	01/10/18	11,500	2,294,376
Terna Rete Elettrica Nazionale SpA	Utilities	01/05/18	724,000	3,867,587
Veolia Environnement SA	Utilities	08/28/17	130,000	2,594,398
Vinci SA	Transportation	02/10/16	79,500	7,572,348
Total Western Europe (1.60%)				59,423,961

Total Common Stocks (Cost $117,441,293)(3.46%)				$128,839,259

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2018 (Unaudited) (continued)

Private Equity Investments (80.41%) Direct Investments * (62.48%) Direct Equity (40.77%)	Investment Type	Acquisition Date	Shares	Fair Value**
Asia - Pacific (4.74%)
AAVAS Financiers Limited +, a, b	Common equity	06/23/16	7,516,440	$70,072,834
Argan Mauritius Limited +, a	Common equity	05/09/16	106,215	19,116,354
Continuity CNC Capital Ltd. +, a	Common equity	03/03/18	102,111	2,383,561
Continuity CNC Capital Ltd. +, a	Preferred equity	03/03/18	27,897,889	27,745,817
Craveable Brands Limited +, a	Common equity	09/30/11	160,209	1,007,249
Huntress Co-Investment L.P., 1 +, a, b, c	Limited partnership interest	04/08/16	—	46,286,861
Kowloon Co-Investment, L.P. +, a, c	Limited partnership interest	11/04/15	—	3,921,084
Murra Warra Asset Hold Trust +, a, b	Common equity	09/10/18	3,010,946	4,079,495
Murra Warra Project Hold Trust +, a, b	Common equity	09/10/18	429,366	1,019,874
The Baring Asia Private Equity Fund VI Co-Investment L.P. +, a, c	Limited partnership interest	12/30/16	—	1,236,139
Total Asia - Pacific (4.74%)				176,869,268

North America (19.71%)
Acrisure Investment Holdings, LLC +, a	Member interest	11/21/16	14,779,221	28,830,231
Affordable Care Holding Corp. +, a	Common equity	10/22/15	89,928	9,299,329
AP VIII Prime Security Serviced Holdings, L.P. +, a, c	Limited partnership interest	05/02/16	—	15,628,783
Apollo Co-Investors (MHE), L.P. +, a, c	Limited partnership interest	05/21/13	—	6,026,219
AqGen Island Intermediate Holdings II, Inc. +, a	Common equity	12/03/15	1,220	3,575,013
BCPE Hercules Holdings, LP +, a, c	Limited partnership interest	07/30/18	—	35,274,427
CapitalSpring Finance Company, LLC +, a	Common equity	10/03/14	3,020,546	5,251,456
CB Poly Holdings, LLC +, a	Preferred equity	08/16/16	171,270	25,161,965
CD&R Univar Co-Investor, L.P. +, a, c	Limited partnership interest	11/15/10	—	1,057,609
Desserts LLC +, a	Preferred equity	02/08/16	7,989	8,537,981
ECP Holding Company, LLC +, a, b	Preferred equity	03/15/16	9,753,907	16,283,625
Elgin Co-Investment, L.P.2 +, a, c	Limited partnership interest	11/28/16	—	27,449,680
EXW Coinvest L.P. +, a, c	Limited partnership interest	06/22/16	—	45,806,185
Gemini Global Holdings Investor, LLC +, a, c	Member interest	06/17/11	—	3,212,928
GlobalLogic Worldwide Holdings, Inc. +, a, b	Common equity	08/01/18	705,075	82,017,309
Goldcup Merger Sub, Inc. +, a	Common equity	05/02/16	5,648,649	10,680,205
H-Food Holdings +, a, b	Common equity	05/23/18	53,825	42,957,200
H-Food Holdings +, a, b	Preferred equity	05/23/18	43,286,054	11,440,000
IG Igloo Holdings, Inc. +, a	Common equity	05/11/16	9,058	32,123,910
KOUS Holdings, Inc. +, a	Common equity	08/21/15	10,950,000	15,181,879
KSBR Holding Corp. +, a	Common equity	12/17/10	819,160	1,640,868
MHS Acquisition Holdings, LLC +, a, b	Preferred equity	03/10/17	6,937	6,894,671
MHS Acquisition Holdings, LLC +, a, b	Common equity	03/10/17	70	115,306
MHS Blocker Purchaser L.P. +, a, b, c	Limited partnership interest	03/10/17	—	29,504,486
NDES Holdings, LLC +, a, c	Member interest	09/19/11	—	6,721,705
NTS Holding Corporation, Inc. +, a	Common equity	11/21/13	2,740	2,223,125
OHCP IV SF COI, L.P. +, a, b, c	Limited partnership interest	01/31/18	—	23,288,081
Onecall Holdings, L.P. +, a, b, c	Limited partnership interest	11/29/17	—	86,785,790
Polaris Investment Holdings, L.P +, a, c	Limited partnership interest	06/07/16	—	24,466,869
QOL Meds Holding Company, LLC +, a	Common equity	12/05/13	15,750,000	2,055,001
S-Evergreen Holding Corp. +, a	Common equity	07/17/12	226,635	1
Safari Co-Investment L.P. +, a, c	Limited partnership interest	03/14/18	—	6,739,548
Shermco Intermediate Holdings, Inc. +, a	Common equity	06/05/18	1,095	1,095,000
Shingle Coinvest LP +, a, c	Limited partnership interest	05/29/18	—	52,435,890
Silver Lake Sumeru Marlin Co-Invest Fund, L.P. +, a, c	Limited partnership interest	05/14/12	—	933,599
SLP West Holdings Co-Invest Feeder II, L.P. +, a, c	Limited partnership interest	08/18/17	—	26,352,624
SPH GRD Holdings, LLC +, a	Common equity	06/18/13	443,825	12,594,403
THL Equity Fund VI Investors (BKFS), L.P. +, a, c	Limited partnership interest	12/30/13	—	1,497,410
TKC Topco LLC +, a	Common equity	10/14/16	4,632,829	5,624,538
Velocity Holdings Corp. +, a	Common equity	06/08/12	3,749,777	17,626,688
Total North America (19.71%)				734,391,537

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2018 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
Rest of World (0.00%)
Helios Towers Africa +, a, d	Limited partnership interest	12/05/14	—	$—
Total Rest of World (0.00%)				—

South America (0.46%)
Carlyle Retail Turkey Partners, L.P. +, a, c	Limited partnership interest	07/11/13	—	5,350,267
Centauro Co-Investment Fund, L.P. +, a, c	Limited partnership interest	11/28/13	—	4,863,481
DLJSAP BookCO, LLC +, a	Member interest	04/23/10	16,958	453,253
GTS II Cayman Corporation +, a	Common equity	07/24/13	2,823,797	6,435,592
Total South America (0.46%)				17,102,593

Western Europe (15.86%)
Astorg Co-Invest SGG, FCPI +, a, b, c	Limited partnership interest	02/10/16	—	30,027,852
Camelia Investment 1 Limited +, a, b	Common equity	10/12/17	86,978	4,026,415
Camelia Investment 1 Limited +, a, b	Preferred equity	10/12/17	6,771,302,200	95,367,617
Capri Acquisitions Topco Limited +, a, b	Common equity	11/01/17	47,027	1,175,601
Capri Acquisitions Topco Limited +, a, b	Preferred equity	11/01/17	64,960,457	92,523,110
CCM Mezzanine Co-Invest, L.P. +, a, c	Limited partnership interest	01/23/13	—	748
Ceramtec Co-Investment (1) L.P. +, a, c	Limited partnership interest	02/20/18	—	23,792,308
Ciddan S.a.r.l. +, a	Preferred equity	09/15/17	23,249,522	27,935,880
Ciddan S.a.r.l. +, a	Common equity	09/15/17	12,263,242	16,546,014
Eurodrip Co-Investment Fund I, L.P. +, a, c	Limited partnership interest	03/18/13	—	6,378,912
Fides S.p.A +, a	Common equity	12/15/16	1,096,526	2,702,923
Frontmatec Holding III ApS +, a	Common equity	09/23/16	248,257,489	23,106,982
Global Blue Global, L.P. +, a, c	Limited partnership interest	07/31/12	—	17,199,833
Hogan S.a r.l. +, a	Preferred equity	12/22/11	1,810,278	179,456
Hogan S.a r.l. +, a	Common equity	12/22/11	272,221	1
Kaffee Partner Holding GmbH +, a	Common equity	11/16/16	1,237	1
KKR Matterhorn Co-Invest L.P. +, a, c	Limited partnership interest	11/02/12	—	3,267,440
Luxembourg Investment Company 261 S.à r.l. +, a	Common equity	07/31/18	2,908,797	21,450,419
Luxembourg Investment Company 261 S.à r.l. +, a	Preferred equity	07/31/18	41,828,385	48,575,216
Peer Holding I BV +, a	Common equity	11/17/11	3,965,441	65,109,709
Polyusus Lux XVI S.a.r.l. +, a, b	Common equity	05/23/18	44,442,345	6,282,928
Polyusus Lux XVI S.a.r.l. +, a, b	Preferred equity	05/23/18	244,659,996	23,903,793
Quadriga Capital IV Investment Holding II L.P. +, a, b, c	Limited partnership interest	09/09/16	—	27,191,384
R&R Co-Invest FCPR +, a, c	Limited partnership interest	07/05/13	—	37,494,533
S.TOUS, S.L +, a	Common equity	10/06/15	622	16,733,726
Total Western Europe (15.86%)				590,972,801

Total Direct Equity (40.77%)				$1,519,336,199

Private Equity Investments (continued)

Direct Investments * (continued) Direct Debt (21.71%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Asia - Pacific (0.86%)
Casmar (Australia) PTY Ltd. +, a	Cash 5.50% + L (1.00% Floor)^^	04/11/17	12/20/23	Senior	$7,080,657	$6,405,443
Casmar (Australia) PTY Ltd. +, a	Cash 9.25% + BBSY (1.00% Floor)^^	12/20/16	12/20/24	Second Lien	13,207,604	12,017,904
Stiphout Finance, LLC +, a	Cash 3.00% + L (1.00% Floor)^	10/30/15	10/26/22	Senior	6,940,533	6,983,911
Stiphout Finance, LLC +, a	Cash 7.25% + L (1.00% Floor)^	10/30/15	10/26/23	Second Lien	6,715,869	6,783,027
Total Asia - Pacific (0.86%)						32,190,285

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2018 (Unaudited) (continued)

Private Equity Investments (continued)

Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (13.94%)
Affordable Care Holding Corp. +, a	Cash 8.50% + L (1.00% Floor)^^	10/22/15	04/22/23	Second Lien	$16,861,500	$17,030,115
AI Aqua Merger Sub, Inc. +, a	Cash 3.25% + L (1.00% Floor)^	08/14/18	12/13/23	Senior	1,800,000	1,803,942
AqGen Ascensus, Inc. +, a	Cash 9.00% + L (1.00% Floor)^^	12/04/15	12/03/23	Second Lien	27,540,000	27,734,916
Avantor, Inc. +, a	Cash 4.00% + L (1.00% Floor)^	12/22/17	11/21/24	Senior	14,093,500	14,281,789
Bioclinica Holding I, L.P. +, a	Cash 8.25% + L (1.00% Floor)^^	11/04/16	10/20/24	Second Lien	20,750,000	18,430,150
Bright Horizons Family Solutions, Inc. +, a	Cash 1.75% + L (0.75% Floor)^	02/21/18	11/07/23	Senior	5,939,698	5,957,339
Brookfield WEC Holdings, Inc. +, a	Cash 3.75% + L (0.75% Floor)^^	09/12/18	08/01/25	Senior	500,000	506,733
Bullhorn, Inc. +, a	Cash 6.75% + L (1.00% Floor)^^	11/21/17	11/21/22	Senior	16,427,648	14,206,819
CapitalSpring Finance Company, LLC +, a	Cash 8.00%	03/01/17	02/10/23	Mezzanine	2,744,937	2,039,796
CapitalSpring Finance Company. LLC +, a	PIK 5.00%	03/01/17	02/10/23	Mezzanine	9,215,030	9,073,903
CDRH Parent, Inc. +, a	Cash 8.00% + L (1.00% Floor)^^	08/06/14	07/01/22	Second Lien	10,000,000	9,238,000
Composite Resins Holding B.V. +, a	Cash 4.25% + L (1.00% Floor)^	08/28/18	08/01/25	Senior	498,750	502,491
CVS Holdings I, L.P. +, a	Cash 3.00% + L (1.00% Floor)^^	03/05/18	02/06/25	Senior	1,890,500	1,894,442
Deerfield Dakota Holding, LLC +, a	Cash 3.25% + L (1.00% Floor)^^	06/14/18	02/13/25	Senior	2,985,000	2,990,866
Delta 2 (Lux) S.A.R.L +, a	Cash 2.50% + L (1.00% Floor)^	03/01/18	02/01/24	Senior	2,000,000	1,986,880
Diamond Parent Midco, Inc. +, a	Cash 5.50% + L (1.00% Floor)^^	12/23/16	05/31/24	Senior	30,481,109	30,777,807
Evergreen ACQCO1 L.P. +, a	Cash 8.00%; PIK 2.75%	07/17/12	07/11/22	Mezzanine	6,456,352	5,287,454
Explorer Holdings, Inc. +, a	Cash 8.25% + L (1.00% Floor)^^	11/27/17	05/02/24	Second Lien	10,692,000	10,671,685
First Data Corporation +, a	Cash 2.00% + L^	03/05/18	07/08/22	Senior	4,381,320	4,393,018
Flex Acquisition Company, Inc. +, a	Cash 3.25% + L^^	07/30/18	06/29/25	Senior	1,000,000	1,003,625
Gentiva Health Services, Inc. +, a	Cash 3.75% + L^^	09/18/18	07/02/25	Senior	1,466,063	1,485,305
GHX Ultimate Parent Corporation +, a	Cash 3.25% + L (1.00% Floor)^^	09/17/18	06/22/24	Senior	997,475	1,001,529
Global Tel*Link Corporation +, a	Cash 4.00% + L (1.25% Floor)^^	05/04/12	05/23/20	Senior	3,790,458	3,819,361
Global Tel*Link Corporation +, a	Cash 8.25% + L (1.25% Floor)^^	06/13/13	11/23/20	Second Lien	24,239,848	24,376,198
Goldcup Merger Sub, Inc. +, a	Cash 8.25% + L (1.00% Floor)^^	05/02/16	05/02/24	Second Lien	41,800,000	41,720,580
Gopher Sub, Inc. +, a	Cash 3.00% + L (0.75% Floor)^^	03/02/18	02/03/25	Senior	7,166,991	7,177,454
GTT Communications, Inc. +, a	Cash 3.25% + E#	06/15/18	05/31/25	Senior	1,622,392	1,617,293
GTT Communications, Inc. +, a	Cash 2.75% + L^	07/02/18	05/31/25	Senior	4,389,000	4,360,186
Heartland Dental, LLC +, a, d	Cash 3.75% + L	05/15/18	04/30/25	Senior	1,946,739	—
Heartland Dental, LLC +, a	Cash 3.75% + L^^	05/15/18	04/30/25	Senior	8,673,913	8,688,355
Infoblox Inc. +, a	Cash 4.50% + L^	11/21/16	11/07/23	Senior	5,333,675	5,377,677
Infoblox Inc. +, a	Cash 8.75% + L (1.00% Floor)^	11/18/16	11/07/24	Second Lien	22,080,000	22,179,360
Interstate Hotels & Resorts, Inc. +, a	Cash 4.75% + L (1.00% Floor)^^	05/18/16	05/03/22	Senior	29,175,698	29,327,679
Iron Mountain Information Management, LLC +, a	Cash 1.75% + L^	04/04/18	01/02/26	Senior	3,731,250	3,700,952
McAfee, LLC +, a	Cash 4.50% + L (1.00% Floor)^^	02/02/18	09/27/24	Senior	3,473,684	3,507,501
Mitchell International, Inc. +, a	Cash 3.25% + L^	12/21/17	12/01/24	Senior	8,356,433	8,357,248
NEP/NCP Holdco Inc. +, a	Cash 3.25% + L (1.00% Floor)^	06/01/18	07/21/22	Senior	1,293,451	1,296,413
Netsmart Technologies Holding +, a	Cash 3.75% + L (1.00% Floor)^	07/16/18	04/19/23	Senior	996,581	1,004,060
Netsmart Technologies, Inc. +, a	Cash 7.50% + L (1.00% Floor)^^	05/05/16	10/19/23	Second Lien	22,725,000	22,725,000
NTS Technical Systems +, a	Cash 6.25% + L (1.00% Floor)^^	06/19/15	06/12/21	Senior	7,323,673	7,323,673
OEConnection LLC +, a	Cash 4.00% + L (1.00% Floor)^^	12/21/17	11/22/24	Senior	2,977,500	2,992,388
Pearl Intermediate Parent, LLC +, a	Cash 2.75% + L^	03/16/18	02/14/25	Senior	3,167,502	3,131,529
Pet Holdings ULC +, a	Cash 5.50% + L (1.00% Floor)^^	07/08/16	07/05/22	Senior	9,638,021	9,591,616

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2018 (Unaudited) (continued)

Private Equity Investments (continued)

Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (continued)
Plano Molding Company, LLC +, a	Cash 8.00% + L (1.00% Floor)^^	05/12/15	05/12/21	Senior	$4,703,164	$4,161,459
Pretium Packaging LLC +, a	Cash 8.50% + L (1.00% Floor)^^	12/01/16	05/14/23	Second Lien	10,416,523	10,669,287
Pretium Packaging LLC +, a	Cash 5.00% + L (1.00% Floor)^^	11/13/16	11/14/23	Senior	11,798,065	11,824,043
Prime Security Services Borrower, LLC +, a	Cash 9.25%	05/02/16	05/15/23	Second Lien	9,608,000	10,303,839
Prometric Holdings, Inc. +, a	Cash 7.50% + L (1.00% Floor)^^	01/29/18	01/29/26	Second Lien	26,049,350	26,242,706
Quintiles IMS Inc. +, a	Cash 2.00% + E (0.50% Floor)##	06/22/18	06/11/25	Senior	3,134,004	3,138,612
Radiology Partners, Inc. +, a	Cash 4.25% + L^^	09/11/18	12/04/23	Senior	2,000,000	2,015,000
Sabre Industries, Inc. +, a	Cash 11.00%	08/24/12	08/27/22	Mezzanine	6,322,607	6,325,059
Safe Fleet Holdings LLC +, a, b	Cash 3.00% + L (1.00% Floor)^	03/05/18	02/03/25	Senior	2,982,750	2,958,531
Shearer's Foods, LLC +, a	Cash 4.25% + L (1.00% Floor)^^	05/17/18	06/30/21	Senior	5,968,912	5,939,067
Shermco Intermediate Holdings, Inc. +, a, d	Cash 4.50% + L (1.00% Floor)^	06/05/18	06/05/20	Senior	13,140,000	—
Shermco Intermediate Holdings, Inc. +, a	Cash 4.50% + L (1.00% Floor)^	06/05/18	06/05/24	Senior	12,592,500	12,592,500
Sound Inpatient Physicians, Inc +, a	Cash 3.00% + L^^	08/23/18	06/27/25	Senior	1,393,000	1,406,059
SSH Group Holdings, Inc. +, a	Cash 4.25% + L^^	09/11/18	07/30/26	Senior	2,000,000	2,020,000
Tierpoint LLC +, a	Cash 7.25% + L (1.00% Floor)^	04/18/16	05/05/25	Second Lien	13,500,000	13,310,190
Utz Quality Foods, LLC +, a	Cash 3.50% + L^	01/16/18	11/14/24	Senior	4,764,000	4,784,842
VeriFone Systems, Inc. +, a	Cash 4.00% + L^^	09/25/18	08/20/25	Senior	700,000	705,425
West Corporation +, a	Cash 3.50% + L (1.00% Floor)^	04/20/18	10/10/24	Senior	3,591,000	3,565,576
WP CityMD Bidco LLC +, a	Cash 3.50% + L (1.00% Floor)^	05/31/18	06/07/24	Senior	2,984,925	2,981,193
Total North America (13.94%)						519,516,515

Western Europe (6.91%)
AI Ladder (Luxembourg) Subco S.à r.l. +, a	Cash 4.50% + L^^^	08/07/18	07/09/25	Senior	4,100,000	4,004,880
Air Newco LP +, a	Cash 4.75% + L^	07/31/18	05/31/24	Senior	5,000,000	5,050,000
Alpha Bidco SAS +, a	Cash 3.25% + E##	02/12/16	06/29/25	Senior	7,435,958	8,177,047
Altran Technologies S.A. +, a	Cash 2.75% + E##	04/10/18	03/20/25	Senior	2,264,445	2,139,587
Artemis Acquisitions (UK) Limited +, a	Cash 4.00% + E##	08/03/18	07/23/25	Senior	2,086,376	2,087,723
Autoform Lux S.a.r.l +, a	Cash 4.00% + L^^^	07/22/16	07/21/23	Senior	2,524,836	2,512,212
Autoform Lux S.a.r.l +, a	Cash 3.75% + E###	07/22/16	07/21/23	Senior	5,286,925	5,612,197
CD&R Firefly Bidco Limited +, a	Cash 3.50% + E#	08/31/18	06/23/25	Senior	2,327,310	2,330,888
CD&R Firefly Bidco Limited +, a	Cash 4.50% + L^	08/31/18	06/23/25	Senior	5,199,152	5,226,948
CD&R Firefly Bidco Limited +, a	Cash 7.75% + L^^	06/21/18	06/18/26	Second Lien	26,726,133	26,283,630
CFS 811 B.V. +, a	Cash 7.25% + E (0.75% Floor)##	06/12/15	06/12/21	Senior	12,943,310	13,320,088
Compass IV Limited +, a	Cash 4.50% + E###	07/06/18	05/09/25	Senior	3,181,436	3,165,386
Crown Finance US, Inc. +, a	Cash 2.50% + L^	03/20/18	02/28/25	Senior	5,174,000	5,174,000
CTC AcqiuCo GmbH +, a	Cash 3.00% + E##	03/29/18	03/07/25	Senior	6,150,475	5,811,222
EG America, LLC +, a	Cash 4.00% + E###	06/20/18	02/07/25	Senior	7,639,495	7,669,080
EG Finco Limited +, a	Cash 4.00% + L^^	05/22/18	02/07/25	Senior	3,980,000	3,993,074
EG Finco Limited +, a	Cash 8.00% + L (1.00% Floor)^^	05/23/18	04/05/25	Second Lien	3,000,000	2,978,445
Everest Bidco SAS +, a	Cash 4.00% + E#	08/03/18	07/04/25	Senior	3,477,293	3,501,313
Evergood 4 ApS +, a	Cash 3.25% + E##	02/23/18	02/06/25	Senior	8,566,368	7,943,676
IWH UK Midco Limited +, a	Cash 4.00% + E##	02/28/18	11/28/24	Senior	5,916,261	5,613,990
Kiwi VFS Sub II S.a.r.l. +, a	Cash 3.25% + E##	08/21/18	07/29/24	Senior	1,151,803	1,168,411
Lary 3 AB +, a	Cash 3.50% + E#	08/09/16	07/20/23	Senior	10,188,827	10,715,659
Mauritius(Lux) Investments S.a.r.l. +, a	PIK 9.875%	05/28/10	12/31/25	Mezzanine	709,846	1,082,137
Mehiläinen Yhtiöt Oy +, a	Cash 4.25% + E###	09/10/18	08/11/25	Senior	1,508,647	1,530,446
Nomad Foods Lux S.a.r.l. +, a	Cash 2.25% + L^	07/02/18	05/15/24	Senior	1,600,000	1,597,000

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2018 (Unaudited) (continued)

Private Equity Investments (continued)

Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Western Europe (continued)
OT Luxco 3 & Cy S.C.A. +, a	Cash 8.75% + E (1.00% Floor)###; PIK 9.00%	05/31/17	05/31/27	Mezzanine	$19,299,634	$21,494,478
P&ISW Bidco GmbH +, a	Cash 3.25% + E###	05/29/18	04/30/25	Senior	1,156,448	1,161,304
Petrus Bidco B.V. +, a	Cash 3.00% + E##	06/13/18	07/18/24	Senior	1,177,255	1,155,131
Photonis Netherlands B.V. +, a	Cash 7.50% + L (1.00% Floor)^^	09/27/13	09/18/19	Second Lien	8,555,969	8,543,135
PI UK Holdco II Limited +, a	Cash 3.50% + L (1.00% Floor)^^	02/15/18	01/03/25	Senior	9,452,500	9,443,662
Prophylaxis B.V. +, a	Cash 4.00% + E#	07/05/18	05/23/25	Senior	3,276,984	3,255,699
R&R Ice Cream plc +, a	Cash 2.63% + E#	03/06/18	01/31/25	Senior	5,330,480	5,014,379
Sapphire Bidco B.V. +, a	Cash 3.25% + E#	05/25/18	05/05/25	Senior	5,827,475	5,832,793
SIG Combibloc PurchaseCo S.a.r.l. +, a	Cash 3.25% + E#	03/19/15	03/19/22	Senior	7,412,108	8,124,731
SIG Combibloc US Acquisition Inc. +, a	Cash 2.75% + L (1.00% Floor)^	03/27/15	03/27/22	Senior	2,139,673	2,139,673
Sigma Bidco B.V. +, a	Cash 3.50% + E#	08/03/18	07/02/25	Senior	9,504,600	9,511,597
Sigma US Corp. +, a	Cash 3.00% + L ^	08/03/18	07/02/25	Senior	2,000,000	2,004,460
Silk Bidco AS +, a	Cash 4.00% + E###	02/28/18	02/07/25	Senior	3,965,407	3,744,025
Springer Science & Business Media Finance +, a	Cash 3.50% + L (1.00% Floor)^	09/25/13	08/15/22	Senior	8,521,839	8,569,007
Springer Science & Business Media Finance +, a	Cash 3.50% + L (1.00% Floor)^^	06/25/15	08/15/22	Senior	9,461,874	9,514,245
Tahoe Subco 1 Ltd. +, a	Cash 3.50% + L (1.00% Floor)^^	03/20/18	06/13/24	Senior	2,825,459	2,830,757
Telenet International Finance S.a.r.l. +, a	Cash 2.25% + L^	06/22/18	08/15/26	Senior	5,300,000	5,283,835
Virgin Media Bristol, LLC +, a	Cash 2.50% + L^	02/07/18	01/15/26	Senior	5,500,000	5,514,685
Zacapa S.a.r.l. +, a	Cash 5.00% + L (0.75% Floor)^^	07/31/18	07/02/25	Senior	1,800,000	1,813,500
Zephyr Bidco Limited +, a	Cash 3.75% + E#	09/12/18	07/23/25	Senior	1,162,453	1,165,090
Ziggo Secured Finance B.V. +, a	Cash 2.50% + L^	02/21/18	04/15/25	Senior	2,500,000	2,457,812
Total Western Europe (6.91%)						257,263,037
Total Direct Debt (21.71%)						$808,969,837

Total Direct Investments (62.48%)						$2,328,306,036

Private Equity Investments (Continued) Secondary Investments *, c (7.64%)	Acquisition Date	Fair Value
Asia - Pacific (0.43%)
Baring Asia Private Equity Fund IV, L.P. +, a	11/24/09	$35,829
Carlyle Japan International Partners II, L.P. +, a	12/28/12	1,009,443
CVC Capital Partners Asia Pacific III, L.P. +, a	01/11/13	710,275
Healing Quest +, a	01/31/18	5,887,208
Jerusalem Venture Partners IV, L.P. +, a	09/30/15	34,822
Qualitas Medical Limited +, a	03/06/18	7,376,136
TRG Growth Partnership (Offshore) II, L.P. +, a	08/02/10	258,441
TRG Growth Partnership (Offshore), L.P. +, a	08/02/10	6,594
TRG Growth Partnership II, L.P. +, a	07/08/10	772,399
Total Asia - Pacific (0.43%)		16,091,147

North America (5.78%)
Apollo Investment Fund IX, L.P. +, a	06/01/17	900
Apollo Investment Fund VII, L.P. +, a	07/01/10	390,269
Apollo Overseas Partners (Delaware) VII, L.P. +, a	10/01/09	160,080
Bain Capital Fund VIII, L.P. +, a	12/31/15	27,751
Bain Capital Fund X, L.P. +, a	06/30/11	15,731,644
Bain Capital IX Co-Investment Fund, L.P. +, a	12/31/15	53,656

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2018 (Unaudited) (continued)

Private Equity Investments (Continued) Secondary Investments *, c (continued)	Acquisition Date	Fair Value
North America (continued)
Bain Capital Partners IX, L.P. +, a	12/31/15	$272,451
Bain Capital VIII Co-Investment Fund, L.P. +, a	12/31/15	6,838
Bain Capital X Co-Investment Fund, L.P. +, a	06/30/11	295,421
Bertram Growth Capital II-A, L.P. +, a	09/30/15	1,755,269
Carlyle Partners IV, L.P. +, a	06/30/10	140,855
Clayton, Dubilier & Rice Fund VIII, L.P. +, a	03/29/12	3,553,022
Frazier Healthcare VI, L.P. +, a	06/30/12	997,082
FS Equity Partners V, L.P. +, a	08/07/12	1,051,279
Genstar Capital Partners V, L.P. +, a	09/30/15	399,630
Gridiron Energy Feeder I, L.P. +, a, e	05/15/17	33,545,521
Gryphon Partners 3.5, L.P. +, a	05/21/13	3,186,034
Gryphon Partners IV L.P. +, a	02/08/16	26,753,100
H.I.G. Bayside Debt & LBO Fund II, L.P. +, a	12/30/10	751,719
Harvest Partners V, L.P. +, a	09/30/11	103,500
Harvest Partners VII, L.P. +, a	09/30/11	5,628,600
Hellman & Friedman Capital Partners VI, L.P. +, a	12/31/12	569,317
Hellman & Friedman Capital Partners VII, L.P. +, a	06/30/14	3,764,322
Highstar Capital III Prism Fund, L.P. +, a	07/01/10	1,026,752
Investcorp Private Equity 2007 Fund, L.P. +, a	03/31/11	767,073
Investcorp Technology Partners III (Cayman), L.P. +, a	08/19/11	2,099,430
Irving Place Capital Investors II, L.P. +, a	03/22/10	32,226
Lee Equity Partners Fund, L.P. +, a	06/30/17	85,843
Lee Equity Partners II, L.P. +, a	08/01/17	3,033,855
Lee Equity Partners Realization Fund, L.P. +, a	06/30/17	23,691,994
Lightyear Fund II, L.P. +, a	09/30/13	492,401
Madison Dearborn Capital Partners V, L.P. +, a	03/31/11	314,941
MidOcean Partners III, L.P. +, a	06/30/11	1,173,353
Monomoy Capital Partners II, L.P. +, a	09/30/15	1,236,575
Oak Investment Partners XII, L.P. +, a	06/28/12	550,885
Palladium Equity Partners III, L.P. +, a	08/02/10	113,995
Pamlico Capital GP II, LLC +, a	03/31/14	4,493
Pamlico Capital II, L.P. +, a	03/31/14	720,517
Providence Equity Partners IV, L.P. +, a	06/30/11	1,546
Providence Equity Partners V, L.P. +, a	06/30/11	89,514
Providence Equity Partners VI-A, L.P. +, a	06/30/11	7,298,092
Providence Equity Partners VII-A, L.P. +, a	06/30/13	2,081,006
Silver Lake Partners II, L.P. +, a	06/30/14	88,199
Silver Lake Partners III, L.P. +, a	06/30/10	10,585,067
Silver Lake Partners V, L.P. +, a	09/30/13	8,502,278
Silver Lake Sumeru Fund, L.P. +, a	12/18/09	266,639
SL SPV-1, L.P. +, a	12/01/17	8,372,025
Sun Capital Partners V, L.P. +, a	09/30/13	11,381,087
TA Atlantic & Pacific VI, L.P. +, a	09/30/15	329,930
TA Atlantic and Pacific V, L.P. +, a	09/30/15	6,854
TA X, L.P. +, a	09/30/15	7,846
TA XI, L.P. +, a	09/30/15	2,429,521
TCV VI, L.P. +, a	09/30/13	848,681
TCV VII (A), L.P. +, a	09/30/13	10,621,979
TorQuest Partners Fund (U.S.) II, L.P. +, a	09/30/15	140,510
TPG Partners V, L.P. +, a	01/04/12	851,383
TPG Partners VI, L.P. +, a	07/01/10	10,749,796
Tudor Ventures III, L.P. +, a	12/31/12	1,546,371
Warburg Pincus Private Equity X, L.P. +, a	09/28/12	4,618,590
Total North America (5.78%)		215,299,507

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2018 (Unaudited) (continued)

Private Equity Investments (Continued) Secondary Investments *, c (continued)	Acquisition Date	Fair Value
Western Europe (1.43%)
3i Eurofund Vb, L.P. +, a	09/30/09	$3,927,301
3i Growth Capital B, L.P. +, a	10/01/14	124,319
Abingworth Bioventures III, L.P. +, a	09/30/15	80,829
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. +, a	06/30/12	656,189
Abingworth Bioventures V, L.P. +, a	06/30/12	387,542
Advent International GPE VI, L.P. +, a	09/30/10	1,159,802
Apax Europe VI - A, L.P. +, a	07/01/11	145,528
Apax Europe VII - B, L.P. +, a	04/30/11	118,881
Astorg V FCPR +, a	09/30/15	1,991,367
Astorg VI, FCPI +, a	06/30/16	5,896,659
BC European Capital IX, L.P. +, a	09/30/14	4,873,555
Carlyle Europe Partners II, L.P. +, a	12/28/12	23,029
Carlyle Europe Partners III, L.P. +, a	12/28/12	1,898,681
CCP IX L.P. No.2 +, a	09/30/14	1,521,294
CVC European Equity Partners V, L.P. +, a	07/12/10	1,517,836
ESP Golden Bear Europe Fund +, a	12/31/16	16,924,374
Galileo III FCPR +, a	09/30/15	69,079
Graphite Capital Partners VI, L.P. +, a	09/30/15	70,697
Graphite Capital Partners VII Top-Up +, a	09/30/15	60,821
Graphite Capital Partners VII, L.P. +, a	09/30/15	345,645
Indigo Capital V, L.P. +, a	09/30/15	97,376
Industri Kapital 1997 Fund +, a	09/30/15	1,476
Industri Kapital 2000, L.P. +, a	09/30/15	4,492
Italian Private Equity Fund IV, L.P. +, a	01/29/16	17,266
KKR European Fund III, L.P. +, a	03/01/11	2,312,790
PAI Europe V +, a	09/30/14	493,177
Permira Europe II, L.P. +, a	11/29/13	31,288
Permira Europe III, L.P. +, a	09/30/13	55,725
Permira IV, L.P. +, a	09/30/13	2,661,137
Riverside Europe Fund IV, L.P. +, a, e	09/30/14	1,969,641
Terra Firma Capital Partners III, L.P. +, a	09/30/13	3,827,541
Total Western Europe (1.43%)		53,265,337
Total Secondary Investments (7.64%)		$284,655,991

Private Equity Investments (Continued) Primary Investments *, c (10.29%)	Acquisition Date	Fair Value**
Asia - Pacific (0.91%)
Baring Asia Private Equity Fund V, L.P. +, a	12/01/10	$3,934,114
BGH Capital Fund I +, a	03/01/18	15,501
CPEChina Fund III, L.P. +, a	03/28/18	3,811,443
Hony Capital Fund VIII, L.P. +, a	10/30/15	9,227,101
Hony Capital Partners V, L.P. +, a	12/15/11	8,631,328
Primavera Capital Fund III L.P. +, a	05/19/18	4,703,428
Southern Capital Fund IV L.P. +, a	01/26/18	68,425
The Baring Asia Private Equity Fund VII, L.P. +, a, d	07/10/18	—
Trustbridge Partners VI, L.P. +, a	04/12/18	3,359,903
Total Asia - Pacific (0.91%)		33,751,243

North America (6.72%)
Apollo Investment Fund VIII, L.P. +, a	06/28/13	8,872,473
Ares Corporate Opportunities Fund IV, L.P. +, a	04/19/12	8,899,694
Ares Corporate Opportunities Fund V, L.P. +, a	12/28/15	3,604,920
Avista Capital Partners II, L.P. +, a	01/01/14	278,147
Avista Capital Partners III, L.P. +, a	10/03/11	6,147,774

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2018 (Unaudited) (continued)

Private Equity Investments (Continued) Primary Investments *, c (continued)	Acquisition Date	Fair Value**
North America (continued)
Bain Capital Fund XII, L.P. +, a	07/01/17	$1,332,384
Berkshire Fund IX, L.P. +, a	03/18/16	4,239,734
Caltius Partners V-A, L.P. +, a	12/02/14	6,476,364
Carlyle Partners VII, L.P. +, a, d	11/29/17	—
Clayton Dubilier & Rice Fund IX, L.P. +, a	07/31/13	7,925,549
Clearlake Capital Partners V, L.P. +, a	12/15/17	5,987,092
Crescent Mezzanine Partners VI, L.P. +, a	03/30/12	2,076,406
Genstar Capital Partners VI, L.P. +, a	09/01/12	7,239,525
Genstar Capital Partners VII, L.P. +, a	06/26/15	9,299,601
Genstar Capital Partners VIII, L.P. +, a	03/23/17	11,035,775
GoldPoint Mezzanine Partners IV, L.P. +, a	12/30/15	6,298,473
Gryphon Partners V, L.P. +, a	02/23/18	2,579,960
Insight Venture Partners X, L.P. +, a	07/06/18	1,591,451
KKR Americas Fund XII L.P. +, a	09/16/16	3,669,825
KKR North America Fund XI, L.P. +, a	02/01/12	11,233,596
Kohlberg TE Investors VII, L.P. +, a	09/15/11	8,478,913
Kohlberg TE Investors VIII-B, L.P. +, a	08/04/16	8,202,072
Leeds Equity Partners VI, L.P. +, a	11/25/16	4,559,588
Nautic Partners VII-A, L.P. +, a	06/27/14	5,574,897
New Enterprise Associates 14, L.P. +, a	05/04/12	6,894,813
New Mountain Capital V, L.P. +, a	06/29/17	7,108,453
NexPhase III-A, L.P. +, a	09/01/16	17,584,340
Oak Hill Capital Partners IV, L.P. +, a	04/28/17	8,896,631
PennantPark Credit Opportunities Fund II, L.P. +, a	08/03/12	10,841,060
Silver Lake Partners IV, L.P. +, a	07/30/12	12,953,144
Sumeru Equity Partners Fund, L.P. +, a	04/27/15	5,239,441
TCV X, L.P. +, a, d	08/31/18	—
Thompson Street Capital Partners IV, L.P. +, a	12/10/15	5,313,689
Thompson Street Capital Partners V, L.P. +, a	05/04/18	102,241
TPG Partners VII, L.P. +, a	03/01/16	11,996,351
Trident VII, L.P. +, a	09/22/16	7,520,535
Vista Equity Partners Fund VII, L.P. +, a, d	08/31/18	—
Vistria Fund II, L.P. +, a	12/19/17	3,349,386
Welsh, Carson, Anderson & Stowe XII, L.P. +, a	12/19/14	10,295,033
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a, d	07/25/18	—
Windjammer Senior Equity Fund IV, L.P. +, a	02/06/13	6,803,991
Total North America (6.72%)		250,503,321

Rest of World (0.61%)
Advent Latin American Private Equity Fund VI-H L.P. +, a	10/17/14	5,216,347
Altra Private Equity Fund II, L.P. +, a	12/07/12	2,448,970
Patria - Brazilian Private Equity Fund IV, L.P. +, a	06/30/11	5,666,829
Polish Enterprise Fund VIII, L.P. +, a	09/15/17	9,480,395
Total Rest of World (0.61%)		22,812,541

Western Europe (2.05%)
Advent International GPE VII-B, L.P. +, a	07/01/12	13,372,299
Advent International GPE VIII-C, L.P. +, a	03/22/16	7,039,175
Bain Capital Europe Fund IV, L.P. +, a	09/01/14	5,343,710
CapVest Equity Partners III B, L.P. +, a	08/30/13	5,789,869
Capvis Equity V L.P. +, a	01/17/18	2,585,123
Carlyle Europe Partners IV, L.P. +, a	08/27/13	1,629,952
Carlyle Europe Partners V, L.P. +, a, d	04/23/18	—
CVC Capital Partners VI (A) L.P. +, a	07/05/13	6,943,162
EQT Mid-Market (No.1) Feeder L.P. +, a	07/01/16	8,967,473

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2018 (Unaudited) (continued)

Private Equity Investments (Continued) Primary Investments *, c (continued)	Acquisition Date	Fair Value**
Western Europe (continued)
EQT VI (No.1), L.P. +, a	07/01/11	$4,075,920
Graphite Capital Partners IX L.P. +, a, d	04/11/18	—
Hg Saturn I L.P. +, a, d	06/28/18	—
HgCapital 8 L.P. +, a	12/19/16	352,311
HgCapital Mercury 2 +, a, e	02/15/17	133,125
Index Ventures Growth III (Jersey) L.P. +, a	03/18/15	10,133,268
Nordic Capital IX, L.P. +, a	07/18/17	3,746
PAI Europe VI-1, L.P. +, a	03/12/15	7,655,044
Sixth Cinven Fund (No.3) L.P. +, a	05/01/16	2,302,435
Total Western Europe (2.05%)		76,326,612
Total Primary Investments (10.29%)		$383,393,717

Total Private Equity Investments (Cost $2,527,335,095)(80.41%)		$2,996,355,744

Short-Term Investments (10.67%) U.S. Government Treasury Obligations [f] (10.67%)	Interest	Acquisition Date	Maturity Date	Principal	Fair Value
U.S. Treasury Bill	2.25%	07/18/18	03/28/19	$60,000,000	$59,316,180
U.S. Treasury Bill	2.41%	09/27/18	04/25/19	60,000,000	59,195,760
U.S. Treasury Bill	2.22%	07/18/18	02/28/19	50,000,000	49,525,000
U.S. Treasury Bill	1.98%	04/27/18	10/11/18	60,000,000	59,967,825
U.S. Treasury Bill	1.85%	05/03/18	12/06/18	60,000,000	59,766,000
U.S. Treasury Bill	2.00%	05/02/18	10/25/18	60,000,000	59,921,800
U.S. Treasury Bill	2.07%	06/12/18	01/03/19	50,000,000	49,713,100
Total U.S. Government Treasury Obligations (10.67%)					$397,405,665

Total Short-Term Investments (Cost $397,526,637)(10.67%)					$397,405,665

Total Investments (Cost $3,042,303,025)(94.54%)					3,522,600,668

Other Assets in Excess of Liabilities (5.46%)					203,601,093

Net Assets (100.00%)					$3,726,201,761

*

Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets on the secondary market.

**

The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see Note 2.b for further details regarding the valuation policy of the Fund.

^	The interest rate on these loans is subject to the greater of a LIBOR floor or 1 month LIBOR plus a base rate. The 1 month LIBOR as of September 30, 2018 was 2.26%.

^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 3 month LIBOR plus a base rate. The 3 month LIBOR as of September 30, 2018 was 2.40%.

^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 12 month LIBOR plus a base rate. The 12 month LIBOR as of September 30, 2018 was 2.92%.

#	As of September 30, 2018, 1 month Euribor was -0.37%.

##	As of September 30, 2018, 3 month Euribor was -0.32%.

###	As of September 30, 2018, 6 month Euribor was -0.27%.

+	The fair value of the investment was determined using significant unobservable inputs.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2018 (Unaudited) (continued)

[a]

Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of September 30, 2018 was $2,996,355,744, or 80.00% of net assets. As of September 30, 2018, the aggregate cost of each investment restricted to resale was $27,617,983, $10,910,009, $102,112, $27,897,889, $1,550,134, $38,102,078, $2,204,592, $4,014,812, $1,003,703, $1,607,800, $20,418,309, $8,992,800, $11,858,746, $280, $1,226,349, $35,274,427, $4,168,272, $17,127,003, $1,932,914, $8,571,126, $8,700,000, $24,699,091, $35,120,978, $3,600,239, $82,017,309, $5,648,649, $42,957,200, $11,440,000, $30,000,000, $10,950,000, $882,243, $6,891,866, $115,259, $29,492,482, $5,000,000, $3,373,063, $21,803,849, $78,652,850, $15,452,333, $2,131, $751,757, $6,739,319, $1,095,000, $52,435,890, $2,904,191, $25,583,085, $10,515,842, $4,240,462, $4,632,829, $9,757,979, $0, $6,939,071, $9,485,365, $498,775, $2,823,797, $20,821,659, $114,503, $89,141,721, $378,368, $86,105,773, $0, $22,730,727, $27,818,080, $14,672,982, $10,658,664, $1,142,031, $18,777,316, $6,058,452, $3,081,671, $393,923, $1, $9,986,562, $21,615,495, $48,949,036, $73,081, $6,302,997, $23,980,146, $18,798,388, $10,158,828, $12,156,155, $7,024,851, $12,811,375, $6,904,757, $6,680,793, $16,271,347, $1,782,386, $26,713,800, $13,903,236, $20,335,000, $5,953,103, $497,515, $14,053,349, $2,779,630, $9,219,826, $9,900,000, $491,349, $1,886,123, $2,977,839, $1,997,724, $30,150,533, $6,360,071, $10,402,489, $4,393,616, $997,552, $1,451,462, $992,516, $3,802,958, $21,943,362, $40,546,000, $7,150,316, $1,614,587, $4,367,728, $0, $8,632,492, $5,223,275, $21,638,400, $27,084,282, $3,722,441, $3,461,745, $8,320,231, $1,293,451, $996,581, $21,816,000, $7,128,623, $2,964,085, $3,152,781, $9,638,021, $4,781,801, $10,378,422, $11,708,105, $9,608,000, $13,947,197, $3,126,439, $1,980,177, $6,208,274, $2,973,657, $5,942,378, $0, $11,864,971, $1,389,563, $1,995,027, $12,870,000, $4,742,352, $696,507, $3,586,776, $2,984,925, $3,979,068, $4,987,801, $7,774,638, $2,260,942, $2,076,155, $2,524,836, $5,099,008, $2,315,803, $5,173,429, $26,206,665, $12,943,310, $3,143,722, $5,161,945, $6,136,074, $7,602,472, $3,960,981, $2,971,116, $3,443,227, $8,390,449, $5,888,839, $1,134,832, $10,137,883, $662,068, $1,501,159, $1,596,150, $19,423,703, $1,156,448, $1,177,254, $8,282,969, $9,408,888, $3,261,095, $5,330,480, $5,827,475, $7,388,560, $2,127,673, $9,458,063, $1,997,549, $3,903,512, $7,794,714, $9,407,935, $2,832,663, $5,293,566, $5,487,209, $1,782,344, $1,156,680, $2,491,348, $60,379, $86,789, $1,673,799, $6,132,286, $60,717, $6,738,343, $211,667, $53,395, $731,886, $900, $470,711, $76,839, $68,433, $4,056,925, $109,434, $458,267, $6,438, $110,508, $821,642, $6,392, $2, $355,553, $1,158,141, $362,371, $29,632,177, $14,930, $21,486,449, $316,897, $97,454, $5,208,315, $2, $549,359, $1,044,659, $12,631, $1,475,018, $39,077, $15,488, $3,017,785, $10,583,861, $4,361,621, $3, $5,351, $1,078,094, $1,397,931, $1, $11,785, $121,155, $8, $428,308, $8,839,654, $890,506, $47,177, $2,465,068, $8,781,105, $8,149, $8,914,637, $20,287,577, $262,554, $65,307, $98,832, $128,297, $450,963, $1, $964,944, $1,833,945, $8,291,389, $1,889,399, $2,810,071, $6,845, $6,772, $33,096, $985,459, $488,184, $404,724, $212,957, $478,457, $1,559,585, $5,607,654, $3,175,983, $125,443, $2,940,324, $3,609,304, $1, $7,905,227, $1, $1, $58,075, $314,411, $181,332, $120,293, $486, $1, $289,036, $142,168, $111,689, $416,042, $3,264,526, $1,483,583, $890,093, $2,610,849, $15,901, $3,811,443, $8,802,722, $7,736,384, $4,770,506, $68,425, $0, $3,121,052, $6,171,455, $5,508,879, $3,626,994, $270,575, $5,990,855, $1,671,441, $4,382,182, $5,700,819, $0, $6,970,420, $6,271,636, $1,535,290, $913,417, $4,841,961, $9,870,485, $5,692,629, $2,579,960, $1,591,451, $3,812,975, $4,803,451, $5,359,081, $7,543,058, $4,390,802, $3,424, $2,802,788, $7,180,002, $17,516,446, $7,789,890, $8,632,503, $8,248,125, $4,636,583, $0, $4,037,963, $102,241, $10,084,518, $7,661,242, $0, $3,775,615, $7,369,418, $0, $5,375,670, $3,961,153, $2,797,359, $4,158,554, $10,530,095, $4,627,652, $6,535,000, $4,119,247, $3,261,016, $2,770,330, $1,347,291, $0, $5,365,517, $9,853,629, $344,865, $0, $0, $1,313,427, $66,150, $7,338,921, $3,822, $6,131,575 and $2,626,790, respectively, totaling $2,527,335,095.

[b]	Represents an affiliated issuer.

[c]	Investment does not issue shares.

[d]	Investment has been committed to but has not been funded by the Fund.

[e]	Non-income producing.

[f]	Each issue shows the rate of the discount at the time of purchase.

Legend:

BBSY - Bank Bill Swap Bid Rate

E - Euribor

L - Libor

PIK - Payment-in-kind

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2018 (Unaudited) (continued)

A summary of outstanding financial instruments at September 30, 2018 is as follows:

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
December 20, 2018	Barclays Capital	$82,249,023	€69,900,000	$81,672,480	$576,543
December 20, 2018	Barclays Capital	82,356,890	€70,000,000	81,789,322	567,568
December 20, 2018	Barclays Capital	82,360,390	€70,000,000	81,789,322	571,068
December 20, 2018	Barclays Capital	82,390,700	€70,000,000	81,789,322	601,378
December 20, 2018	Barclays Capital	74,512,426	£56,500,000	73,936,592	575,834
December 20, 2018	Barclays Capital	74,330,744	£56,400,000	73,805,731	525,014
					$3,417,405

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Assets and Liabilities –
September 30, 2018 (Unaudited)

Assets
Unaffiliated Private Equity Investments, at fair value (cost $1,925,908,492)	$2,292,152,981
Affiliated Private Equity Investments, at fair value (cost of $601,426,603)	704,202,763
Common stocks, at fair value (cost $117,441,293)	128,839,259
Short-term investments, at fair value (cost $397,526,637)	397,405,665
Cash and cash equivalents	236,908,772
Cash denominated in foreign currencies (cost $7,579,432)	7,542,766
Investment sales receivable	15,361,645
Dividends and interest receivable	3,999,579
Unrealized appreciation on forward foreign currency contracts	3,417,405
Prepaid assets	910,867
Total Assets	$3,790,741,702

Liabilities
Investment purchases payable	$9,637,019
Distribution, servicing and transfer agency fees payable	4,083,881
Repurchase amounts payable for tender offers	18,847,168
Due to broker	1,180,000
Incentive fee payable	10,516,352
Management fee payable	14,882,801
Professional fees payable	758,345
Line of credit fees payable	305,000
Accounting and administration fees payable	1,526,455
Custodian fees payable	140,498
Other payable	2,662,422
Total Liabilities	$64,539,941

Commitments and contingencies (See note 12)

Net Assets	$3,726,201,761

Net Assets consists of:
Paid-in capital	$3,111,807,164
Accumulated undistributed net investment income	46,587,047
Accumulated net realized gain on investments, forward foreign currency contracts and foreign currency transactions	84,079,615
Accumulated net unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation	483,727,935
Total Net Assets	$3,726,201,761

Class A Units
Net assets	$1,957,990,198
Units outstanding	338,455,320
Net asset value per unit	$5.79
Class I Units
Net assets	$1,768,211,563
Units outstanding	303,813,812
Net asset value per unit	$5.82

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Operations –
For the Six Months Ended September 30, 2018 (Unaudited)

Investment Income
Dividends from unaffiliated investments (net of $170,515 withholding tax)	$34,138,864
Dividends from affiliated investments	8,636,559
Interest from unaffiliated investments	38,194,377
Interest from affiliated investments	68,364
Transaction fee income from unaffiliated issuers	991,487
Transaction fee income from affiliated issuers	1,917,105
Other fee income	1,420,952
Total Investment Income	85,367,708

Operating Expenses
Management fees	28,404,842
Professional fees	3,388,838
Accounting and administration fees	1,547,875
Board of Managers' fees	171,334
Insurance expense	101,805
Custodian fees	141,326
Line of credit fees	1,087,500
Incentive fee	20,866,268
Distribution and servicing fees
Class A Units	6,433,403
Transfer agency fees
Class A Units	404,589
Class I Units	269,230
Other expenses	1,283,049
Total Expenses	64,100,059

Net Investment Income	21,267,649

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency
Net realized gain from unaffiliated investments	65,982,903
Net realized gain from affiliated investments	30,057,369
Net realized loss on foreign currency transactions	(481,240)
Net realized gain (loss) on forward foreign currency contracts	31,856,970
Net realized gain distributions from primary and secondary investments	10,043,138
Net change in accumulated unrealized appreciation (depreciation) on:
Unaffiliated investments	7,606,183
Affiliated investments	12,340,500
Foreign currency translation	8,478
Forward foreign currency contracts	2,030,520

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency	159,444,821

Net Increase (Decrease) in Net Assets From Operations	$180,712,470

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018
Increase (decrease) in Net Assets resulting from operations:
Net investment income (loss)	$21,267,649	$87,965,434
Net realized gain (loss) on investments, foreign currency transactions and forward foreign currency contracts	137,459,140	44,577,624
Net change in unrealized appreciation (depreciation) on investments, foreign currency translation and forward foreign currency contracts	21,985,681	185,020,864
Net increase in Net Assets resulting from operations:	$180,712,470	$317,563,922

Distributions to unitholders from:
Net investment income
Class A Units	$—	$(29,175,912)
Class I Units	—	(32,756,586)
Net realized gains
Class A Units	—	(45,458,794)
Class I Units	—	(37,846,159)
Total distributions to unitholders	$—	$(145,237,451)

Capital transactions (see note 6):
Issuance of common Units
Class A Units	$171,652,978	$312,152,321
Class I Units	173,451,371	458,679,001
Reinvestment of common Units
Class A Units	—	70,569,716
Class I Units	—	65,428,738
Redemption of common Units
Class A Units	(27,036,657)	(45,535,178)
Class I Units	(55,125,835)	(76,536,807)
Exchanges of common Units
Class A Units	(4,157,139)	(37,112,028)
Class I Units	4,157,139	37,112,028
Total increase in Net Assets resulting from capital transactions	$262,941,857	$784,757,791

Total increase in Net Assets	$443,654,327	$957,084,262

Net Assets at beginning of period	$3,282,547,434	$2,325,463,172
Net Assets at end of period	$3,726,201,761	$3,282,547,434
Accumulated undistributed net investment income	$46,587,047	$25,319,398

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Cash Flows –
For the Six Months Ended September 30, 2018 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Net Assets from Operations	$180,712,470
Adjustments to reconcile Net Increase (decrease) in Net Assets from Operations to net cash provided by (used in) operating activities:
Net change in accumulated unrealized (appreciation) depreciation on investments	(19,946,683)
Net change in unrealized (appreciation) depreciation on forward foreign currency contracts	(2,030,520)
Net realized (gain) from investments, forward foreign currency contracts and foreign currency transactions	(137,459,140)
Purchases of investments	(659,299,030)
Proceeds from sales of investments	329,510,820
Net (purchases) sales and amortization of short-term investments	(78,299,645)
Net realized loss on short-term investments	(2,205)
Net realized gain on forward foreign currency contracts	31,856,970
Net realized gain distributions from primary and secondary investments	10,043,138
Amortization of premium and accretion of discount, net	(229,189)
Decrease in interest receivable	2,007,239
Increase in dividends receivable	(74,987)
Increase in investment sales receivable	(3,815,359)
Decrease in miscellaneous receivable	1,560
Decrease in prepaid assets	66,633
Increase in investment purchases payable	9,637,019
Increase in due to broker	1,180,000
Increase in management fee payable	2,106,237
Increase in administrative services expense payable	590,314
Decrease in professional fees payable	(233,849)
Increase in line of credit fees	10,000
Decrease in accounting and administrative fees payable	(29,108)
Decrease in Board of Managers' fees payable	(15,800)
Increase in custodian fees payable	41,423
Increase in other payable	2,452,403
Increase in incentive fees payable	1,454,751
Net Cash (Used in) Operating Activities	(329,764,538)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Units	345,104,349
Payments for Units redeemed	(77,801,090)
Net Cash Provided by Financing Activities	267,303,259

Net change in cash and cash equivalents	(62,461,279)

Effect of exchange rate changes on cash	(481,240)

Cash and cash equivalents at beginning of period	307,394,057
Cash and cash equivalents at End of Period	$244,451,538

Supplemental and non-cash financing activities
Cash paid during the period for interest	$—
Paid-in-kind interest income	$—
Reinvestment of common Units	$—

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Financial Highlights

	Class A
	Six Months Ended September 30, 2018 (Unaudited)		Year Ended March 31, 2018	Period Ended March 31, 2017(1)
Per Unit Operating Performance:(2)
Net asset value, beginning of period	$5.51		$5.17	$5.00
Income from investment operations:
Net investment income (loss)(3)	0.02		0.20	(0.00	)(4)
Net realized and unrealized gains (losses) on investments	0.26		0.40	0.17
Net Increase in Net Assets from Operations	0.28		0.60	0.17
Distributions from:
Net investment income	—		(0.10)	—
Net realized gains	—		(0.16)	—
Total distributions	—		(0.26)	—
Net asset value, end of period	$5.79		$5.51	$5.17

Total Return(5)(6)	5.02%		11.65%	3.40%

Ratios and supplemental data:
Net assets, end of period in thousands (000's)	$1,957,990		$1,725,576	$1,329,648
Net investment income (loss) to average net assets before Incentive Fee	2.07	%(7)	5.10%	1.08	%(7)
Ratio of gross expenses to average net assets, excluding Incentive Fee(8)(10)	2.81	%(7)	2.78%	2.82	%(7)
Incentive Fee to average net assets	0.60	%(6)	1.31%	0.36	%(6)
Ratio of gross expenses and Incentive Fee to average net assets(8)(10)	3.41	%(7)(9)	4.09%	3.18	%(7)(9)
Expense waivers to average net assets	—	%(7)	—%	—	%(7)
Ratio of net expenses and Incentive Fee to average net assets(10)	3.41	%(7)(9)	4.09%	3.18	%(7)(9)
Ratio of net expenses to average net assets, excluding Incentive Fee(10)	2.81	%(7)	2.78%	2.82	%(7)(9)

Portfolio Turnover	11.46	%(6)	23.58%	17.93	%(6)

(1)	Reflects operations for the period from January 1, 2017 (date of commencement of operations) to March 31, 2017.

(2)	Selected data for a Net Asset Value per Unit outstanding throughout the period.

(3)	Calculated using average units outstanding.

(4)	Rounds to less than $.005.

(5)

Total return based on net asset value calculated as the change in Net Asset Value per Unit during the respective periods, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.

(6)	Not annualized.

(7)	Annualized.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by/to the Adviser.

(9)	The Incentive Fee and/or organizational expenses are not annualized.

(10)	Ratio does not include expenses of Primary and Secondary Investments.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Financial Highlights

	Class I
	Six Months Ended September 30, 2018 (Unaudited)		Year Ended March 31, 2018		Year Ended March 31, 2017(1)		Year Ended March 31, 2016		Year Ended March 31, 2015		Year Ended March 31, 2014
Per Unit Operating Performance(2)
Net asset value, beginning of period	$5.52		$5.18		$5.00		N/A		N/A		N/A
Income from investment operations:
Net investment income (loss)(3)	0.04		0.25		(0.00	)(4)	N/A		N/A		N/A
Net realized and unrealized gain (loss) on investments	0.26		0.38		0.18		N/A		N/A		N/A
Net Increase in Net Assets from Operations	0.30		0.63		0.18		N/A		N/A		N/A
Distributions from:
Net investment income	—		(0.13)		—		N/A		N/A		N/A
Net realized gains	—		(0.16)		—		N/A		N/A		N/A
Total distributions	—		(0.29)		—		N/A		N/A		N/A
Net asset value, end of period	$5.82		$5.52		$5.18		N/A		N/A		N/A

Total Return before Incentive Fee	N/A		N/A		N/A	(5)	11.75	%(6)	13.44	%(6)	15.24	%*(6)
Total Return	5.39	%(7)(8)	12.42	%(7)	11.70	%(7)	10.86	%(6)	12.35	%(6)	13.92	%*(6)

Ratio/Supplemental Data:
Net assets, end of period in thousands (000's)	$1,768,212		$1,556,972		$995,815		$1,712,457		$1,214,310		$946,734	*
Net investment income (loss) to average net assets before Incentive Fee(9)(10)	2.78	%(11)	5.95%		2.52%		0.81%		1.15%		2.21	%*
Ratio of gross expenses to average net assets, excluding Incentive Fee(9)(10)	2.09	%(11)	2.10%		1.98%		1.47%		1.52%		1.68%
Incentive Fee to average net assets	0.60	%(8)	1.33%		1.33%		1.12%		1.29%		1.43	%*
Ratio of gross expenses and Incentive Fee to average net assets(10)	2.69	%(11)(12)	3.43%		3.31%		2.59%		2.81%		3.11	%*
Expense waivers to average net assets	—	%(11)	—%		—%		—%		—%		—%
Ratio of net expenses and Incentive Fee to average net assets(10)	2.69	%(11)(12)	3.43%		3.31%		2.59%		2.81%		3.11	%*
Ratio of net expenses to average net assets, excluding Incentive Fee(10)	2.09	%(11)	2.10%		1.98%		1.47%		1.52%		1.68	%*

Portfolio Turnover	11.46	%(8)	23.58%		17.93%		21.91%		18.25%		26.84	%*

*	The item includes a correction due to the misstatement for the year ended March 31, 2014. Refer to Note 11 in the Notes to Consolidated Financial Statements for the year ended March 31, 2015.
(1)

Prior to January 1, 2017, the Fund operated as a master fund in a master-feeder structure. As of December 31, 2016, the master-feeder structure was reorganized, resulting in a single fund, the Fund. Class I commenced operations after the Reorganization and is deemed to be the accounting survivor (See Note 1).

(2)	Selected data for a Net Asset Value per Unit outstanding throughout the period.
(3)	Calculated using average units outstanding.
(4)	Rounds to less than $.005.
(5)

Total investment return before Incentive Fee was calculated based on the effects of the performance of the Fund during the period and adjusted for cash flows related to capital contributions or withdrawals during the period prior to the Reorganization. The full year total investment return before Incentive Fee would calculate to be 12.50% based on the prior method.

(6)

Total investment return reflects the changes in Net Asset Value based on the effects of the performance of the Fund during the period and adjusted for cash flows related to capital contributions or withdrawals during the period.

(7)

Total return based on net asset value calculated as the change in Net Asset Value per Unit during the respective periods, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.

(8)	Not annualized.
(9)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by/to the Adviser.
(10)	Ratio does not include expenses of Primary and Secondary Investments.
(11)	Annualized.
(12)	The Incentive Fee and/or organizational expenses are not annualized.

N/A - Not Applicable

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2018 (Unaudited)

1. Organization

Partners Group Private Equity (Master Fund), LLC (the “Fund”) is a Delaware limited liability company which was organized on August 4, 2008 and commenced operations on July 1, 2009. The Fund is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund is managed by Partners Group (USA) Inc. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”) pursuant to an investment management agreement between the Fund and the Adviser (the “Investment Management Agreement”). The board of managers of the Fund (the “Board”) has oversight responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser. The Fund’s investment objective is to seek attractive long-term capital appreciation by investing in a wholly owned diversified portfolio of private equity and debt investments. The Fund makes investments directly and through its wholly owned subsidiaries, Partners Group Private Equity (Subholding), LLC (the “Onshore Subsidiary”) and Partners Group Private Equity (Luxembourg) S.à r.l (the “Offshore Subsidiary”, and together with the Onshore Subsidiary, the “Subsidiaries”). The Board has oversight responsibility for the Fund’s investment in the Subsidiaries and the Fund’s role as sole member of the Subsidiaries.

Units of limited liability company interests in the Fund (“Units”) are offered only to investors that represent that they are an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended, and a “qualified client” within the meaning of Rule 205-3 under the Investment Advisers Act. Purchasers of Units become members of the Fund (“Members”).

Prior to January 1, 2017, the Fund operated as a master fund in a master-feeder structure that included Partners Group Private Equity, LLC and Partners Group Private Equity (TEI), LLC (the “Service Feeder Funds”) and Partners Group Private Equity (Institutional), LLC and Partners Group Private Equity (Institutional TEI), LLC (the “Institutional Feeder Funds” and together with the “Service Feeder Funds”, the “Feeder Funds”). As of December 31, 2016, the master-feeder structure was reorganized, resulting in a single fund, the Fund, with two separate classes of Units (the “Reorganization”). Prior to the Reorganization, the Feeder Funds owned all of the limited liability company interests in the Fund. As part of the Reorganization, all of the then outstanding interests of the Fund were converted into (i) Class A Units in the case of a Service Feeder Fund and (ii) Class I Units in the case of an Institutional Feeder Fund. The financial statements (including the financial highlights) of the Feeder Funds, and other information about the Feeder Funds, can be obtained on the SEC’s website (http://www.sec.gov). The address of the SEC’s internet site is provided solely for the information of prospective investors and is not intended to be an active link. Following the Reorganization on December 31, 2016 at 11:59pm EST, each member of the Feeder Funds became a Member of the Fund. Effective January 1, 2017, the Fund elected to be treated for U.S. federal income tax purposes and intends to qualify annually, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Reorganization constituted a tax-free reorganization of the Fund under the Code.

The Fund offers two separate classes of Units designated as Class A Units (the “Class A Units”) and Class I Units (the “Class I Units”). While the Fund presently intends to offer only two classes of Units, in the future it may offer additional classes of Units. The Class A Units and the Class I Units have, and each additional class of Units issued by the Fund, if any, will have different characteristics, particularly in terms of the sales charges that Members in any such class bear, and the distribution and service fees that are charged to such class. The Fund has received an exemptive order from the SEC with respect to the Fund’s multi-class structure. Class I is deemed to be the accounting survivor of the Reorganization.

Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of Units based on the relative net assets of each class to the total net assets of the Fund. Each class of Units differs in its distribution and service plan, if any, and certain other class-specific expenses.

2. Significant Accounting Policies

The Fund is an investment company. Accordingly, these financial statements have applied the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the consolidated financial statements.

a. Basis of Accounting

The Fund’s accounting and reporting policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2018 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Valuation of Investments

Investments held by the Fund include short-term investments, direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Primary Investments” and “Secondary Investments”, respectively, and collectively, “Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

The Adviser estimates the fair value of the Fund’s Private Equity Investments in conformity with U.S. GAAP and the Fund’s valuation procedures (the “Valuation Procedures”). The Valuation Procedures, which have been approved by the Board, require evaluation of all relevant factors reasonably available to the Adviser at the time the Fund’s Private Equity Investments are valued. The inputs or methodologies used for valuing the Fund’s Private Equity Investments are not necessarily an indication of the risk associated with investing in those investments.

Direct Investments

In assessing the fair value of the Fund’s non-traded Direct Investments in accordance with the Valuation Procedures, the Adviser uses a variety of methods such as the latest round of financing, earnings and multiple analysis, discounted cash flow and market data from third party pricing services, and makes assumptions that are based on market conditions existing at the end of each reporting period. Quoted market prices or dealer quotes for certain similar instruments are used for long-term debt investments where appropriate. Other techniques, such as option pricing models and estimated discounted value of future cash flows, are used to determine fair value for the remaining financial instruments. Because of the inherent uncertainty of estimates, fair value determinations -based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Private Equity Fund Investments

The fair values of Private Equity Fund Investments determined by the Adviser in accordance with the Valuation Procedures are estimates. These estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of the Private Equity Fund Investments. Ordinarily, the fair value of a Private Equity Fund Investment is based on the net asset value of that Private Equity Fund Investment reported by its investment manager. If the Adviser determines that the most recent net asset value reported by the investment manager of a Private Equity Fund Investment does not represent fair value or if the manager of a Private Equity Fund Investment fails to report a net asset value to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. In making that determination, the Adviser will consider whether it is appropriate, in light of all relevant circumstances, to value such Private Equity Fund Investment at the net asset value last reported by its investment manager, or whether to adjust such value to reflect a premium or discount to such net asset value. Because of the inherent uncertainty of estimates, fair value determinations-based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

For each class of investment that includes investments that can never be redeemed with the investees, the Fund expects to receive distributions through the liquidation of the underlying assets of the investees at the end of the partnership term.

Daily Traded Investments

The Fund values its investments that are traded on a particular day (1) on one or more of the U.S. national securities exchanges or the OTC Bulletin Board, at their last sales price, or (2) on NASDAQ at the NASDAQ Official Closing Price, at the close of trading on the exchanges or markets where such securities are traded for the business day of the relevant determination. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Securities traded on a foreign securities exchange generally are valued at their closing prices on the exchange where such securities are primarily traded and translated into U.S. Dollars at the current exchange rate provided by a recognized pricing service.

Investments for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Adviser not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of 60 days or less are valued by the Adviser at amortized cost.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2018 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

The Valuation Procedures are implemented by the Adviser and State Street Bank and Trust Company, as the Fund’s administer (the “Administrator”). Both the Adviser and the Administrator report to the Board. For third-party information, the Administrator monitors and reviews the methodologies of the various pricing services employed by the Fund. The Adviser employs valuation techniques for Private Equity Investments held by the Fund, which include discounted cash flow methods and market comparables. The Adviser and one or more of its affiliates act as investment advisers to clients other than the Fund. When clients other than the Fund also hold Private Equity Investments held by the Fund, the Adviser values such Private Equity Investments in consultation with its affiliates.

The valuations attributed to Private Equity Investments held by the Fund and other clients of the Adviser might differ as a result of differences in accounting, regulatory and other factors applicable to the Fund and the other clients.

c. Cash and Cash Equivalents

Pending investment in Private Equity Investments and in order to maintain liquidity, the Fund holds cash, including amounts held in foreign currencies and short-term interest bearing deposit accounts. At times, those amounts may exceed applicable federally insured limits. The Fund has not experienced any losses in such accounts and does not believe that it is exposed to any significant credit risk on such accounts.

d. Foreign Currency Translation

The books and records of the Fund are maintained in U.S. Dollars. Generally, assets and liabilities denominated in currencies other than the U.S. Dollar are translated into U.S. Dollar equivalents using valuation date exchange rates, while purchases, realized gains and losses, income and expenses are translated at the transaction date exchange rates. As of September 30, 2018, the Fund’s investments denominated in foreign currencies were as follows:

Currency	Number of investments
Australian Dollars	8
Brazilian Reals	1
Canadian Dollars	4
Danish Krone	3
Euros	110
Hong Kong Dollars	2
Indian Rupees	2
Japanese Yen	2
Pound Sterling	20
Singapore Dollar	2
Swedish Krona	1
Swiss Francs	1

The Fund does not isolate the portion of the results of operations due to fluctuations in foreign exchange rates from changes in fair values of the investments during the period.

e. Forward Foreign Currency Exchange Contracts

The Adviser may cause the Fund to enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into either as a hedge or as a cross hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2018 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

During the six months ended September 30, 2018, the Fund entered into 31 long forward foreign currency exchange contracts. As disclosed in the Consolidated Statement of Assets and Liabilities, the Fund had $3,417,405 in unrealized appreciation and $0 in unrealized depreciation on forward foreign currency exchange contracts. As disclosed in the Consolidated Statement of Operations, the Fund had $31,856,970 in net realized gains and $2,030,520 change in net unrealized appreciation (depreciation) on forward foreign currency contracts. The outstanding forward foreign currency exchange contract amounts at September 30, 2018 are representative of contract amounts during the period.

f. Investment Income

The Fund records distributions of cash or in-kind securities on a Private Equity Investment at fair value based on the information contained in notices provided to the Fund when distributions on a Private Equity Investment are received. Thus, the Fund recognizes within the Consolidated Statement of Operations its share of realized gains or (losses) and the Fund’s share of net investment income or (loss) based upon information received about distributions on Private Equity Investments. Unrealized appreciation (depreciation) on investments within the Consolidated Statement of Operations includes the Fund’s share of unrealized gains and losses, realized undistributed gains/losses, and the Fund’s share of undistributed net investment income or (loss) on Private Equity Investments for the relevant period.

For certain Direct Investments, the Fund accounts for particular income received as other income and transaction income. The other income includes transfer fees, amendment fees, unfunded fees and any other income which is not categorized as an interest income. The transaction income is an extraordinary income for certain Direct Investments including break-up fees, directors’ fees, financial advisory fees, topping fees, investment banking fees, monitoring fees, organizational fees, syndication fees, and any other fees payable to the Fund with respect to any Direct Investments or unconsummated transactions.

g. Fund Expenses

The Fund bears all expenses incurred in the business of the Fund on an accrual basis, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for line of credit; fees for data and software providers; costs of insurance; registration expenses; Board fees; and expenses of meetings of the Board.

h. Costs Relating to Purchases of Secondary Investments

Costs relating to purchases of Secondary Investments consist of imputed expenses relating to the amortization of deferred payments on Secondary Investments. Such expenses are recognized on a monthly basis until the due date of a deferred payment. At due date the net present value of such payment equals the notional amount due to the respective counterparty.

i. Income Taxes

The Fund recognizes tax positions in its consolidated financial statements only when it is more likely than not that the position will be sustained upon examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized upon settlement. The Fund reports any interest expense related to income tax matters in income tax expense, and any income tax penalties under expenses in the Consolidated Statements of Operations.

The Fund’s tax positions have been reviewed based on applicable statutes of limitation for tax assessments, which may vary by jurisdiction, and based on such review, the Fund has concluded that no additional provision for income tax is required in the Fund’s consolidated financial statements. The Fund is subject to potential examination by certain taxing authorities in various jurisdictions. The Fund’s tax positions are subject to ongoing interpretation of laws and regulations by taxing authorities.

Prior to January 1, 2017, for U.S. federal income tax purposes, the Fund was treated as a partnership, and each Member of the Fund (i.e., each Feeder Fund) was treated as the owner of its allocated share of the net assets, income, expenses, and the realized and unrealized gains (losses) of the Fund. Accordingly, no U.S. federal, state or local income taxes were paid by the Fund on the income or gains of the Fund since the Members are individually liable for the taxes on their allocated share of such income or gains of the Fund.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2018 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

As noted above, effective December 31, 2016, the Fund filed an election with the Internal Revenue Service to be treated as an association taxable as a corporation for U.S. federal income tax purposes. Furthermore, effective January 1, 2017, the Fund elected to be treated for U.S. federal income tax purposes and intends to qualify annually, as a RIC under the Code. If the Fund were to fail to meet the requirements of Subchapter M of the Code to qualify as a RIC, and if the Fund were ineligible to or otherwise were not to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Members, and all distributions out of earnings and profits would be taxable to Members as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment under Subchapter M of the Code. The Fund intends to comply with the requirements under Subchapter M of the Code and to distribute substantially all of its taxable income and gains to Members and to meet certain diversification and income requirements with respect to its investments. The Onshore Subsidiary will continue to be treated as an association taxable as a corporation for U.S. federal income tax purposes. The Offshore Subsidiary will continue to be treated as an entity disregarded as separate from its sole owner, the Fund, for U.S. federal income tax purposes. As part of the process of preparing its consolidated financial statements, the Onshore Subsidiary is required to account for its estimate of income taxes for Federal and State purposes through the establishment of a deferred tax asset or liability. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. To the extent the Onshore Subsidiary has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. The Offshore Subsidiary is not subject to U.S. federal and state income taxes.

The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2018, the tax years from the year 2015 forward remain subject to examination by the major tax jurisdictions under the statute of limitations.

The Fund reclassified $(106,610) from undistributed net investment income, $(12,819,949) of accumulated net realized gain (loss) on investments, forward foreign currency contracts and $0 of accumulated net unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation, to paid-in capital during the year ended March 31, 2018. The reclassification reflected an adjustment to paid-in capital due to the change for federal income tax purposes in taxation as a partnership to taxation as a RIC.

There were no current or deferred taxes recognized for the Onshore Subsidiary and Offshore Subsidiary.

j. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in capital from operations during the reporting period. Actual results can differ from those estimates.

k. Consolidated Financial Statements

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Changes in Members’ Equity, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the Subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

l. Disclosures about Offsetting Assets and Liabilities

The Fund is subject to Financial Accounting Standards Board’s (“FASB”) Disclosures about Offsetting Assets and Liabilities which requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2018 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

For financial reporting purposes, the Fund does not offset derivative assets and liabilities that are subject to Netting Agreements (“MNA”) or similar arrangements in the Consolidated Statement of Assets and Liabilities. The Fund has adopted the disclosure requirements on offsetting in the following table which presents the Fund’s derivative assets by type, net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of September 30, 2018:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Collateral Pledged	Net Amount[1]
Barclays Capital	$3,417,405	$—	$—	$—	$3,417,405

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.

m. Recently Adopted Accounting Pronouncement

As of September 30, 2018, there are no recent accounting pronouncements under consideration by the Fund.

3. Fair Value Measurements

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-tier hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Valuation of Investments

●

Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange or over-the-counter. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such date, the mean between the closing bid and ask prices on such date. The Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

●

Level 2 – Pricing inputs are other than quoted prices in active markets (i.e., Level 1 pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments which are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

●

Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category are equity and debt investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs are based on the Adviser’s estimates that consider a combination of various performance measurements including the timing of the transaction, the market in which the investment operates, comparable market transactions, performance and projections and various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period and forward earnings, brokers quotes as well as discounted cash flow analysis.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2018 (Unaudited) (continued)

3. Fair Value Measurements (continued)

The following table presents the Fund’s investments at September 30, 2018 measured at fair value. Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed.

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of September 30, 2018:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$128,839,259	$—	$—	$128,839,259
Direct Investments:
Direct Equity	13,652,760	15,628,783	1,490,054,656	1,519,336,199
Direct Debt	—	10,303,839	798,665,998	808,969,837
Total Direct Investments*	$13,652,760	$25,932,622	$2,288,720,654	$2,328,306,036
Secondary Investments*	—	—	284,655,991	284,655,991
Primary Investments*	—	—	383,393,717	383,393,717
Short-Term Investments	397,405,665	—	—	397,405,665
Total Investments	$539,897,684	$25,932,622	$2,956,770,362	$3,522,600,668
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts**	$3,417,405	$—	$—	$3,417,405
Total Assets	$543,315,089	$25,932,622	$2,956,770,362	$3,526,018,073
Liabilities
Foreign Currency Exchange Contracts**	$—	$—	$—	$—
Total Liabilities	$—	$—	$—	$—
Net appreciation on Foreign Currency Exchange Contracts	$3,417,405	$—	$—	$3,417,405
Total Investments net of Foreign Currency Exchange Contracts	$543,315,089	$25,932,622	$2,956,770,362	$3,526,018,073

*	Private Equity Investments are detailed in Note 2.b.

**	Forward Foreign Currency Exchange Contracts are detailed in Note 2.e.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2018 (Unaudited) (continued)

3. Fair Value Measurements (continued)

The following is a reconciliation of the amount of the account balances on April 1, 2018 and September 30, 2018 of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2018	Realized gain/(loss)	Net change in unrealized appreciation/ (depreciation)	Gross purchases	Gross sales	Net amortization of discount/ (premium)	Net transfers in or out of Level 3	Balance as of September 30, 2018
Direct Equity Investments	$1,183,441,672	$85,348,239	$20,161,119	$338,837,798	$137,734,172	$—	$—	$1,490,054,656
Direct Debt Investments	717,722,152	5,315,578	(14,518,058)	187,563,980	97,646,845	229,191	—	798,665,998
Total Direct Investments*	$1,901,163,824	$90,663,817	$5,643,061	$526,401,778	$235,381,017	$229,191	$—	$2,288,720,654
Secondary Investments*	289,232,070	1,575,131	10,066,442	21,163,164	37,380,816	—	—	284,655,991
Primary Investments*	303,513,832	(28,660)	16,292,085	96,007,445	32,390,985	—	—	383,393,717
Total	$2,493,909,726	$92,210,288	$32,001,588	$643,572,387	$305,152,818	$229,191	$—	$2,956,770,362

Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur. For the six months ended September 30, 2018, there were no transfers from Level 3 to Level 2.

The amount of the net change in unrealized appreciation for the six months ended September 30, 2018 relating to investments in Level 3 assets still held at September 30, 2018 is $70,496,147, which is included as a component of net change in accumulated unrealized depreciation on investments on the Consolidated Statement of Operations.

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

*

For the purposes of the tables above: “Direct Investments” are private investments directly into the equity or debt of selected operating companies, often together with the management of the investee operating company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are generally not known as of the time of investment. Secondary Investments involve acquiring single or portfolios of assets on the secondary market. Secondary Investments are Private Equity Fund Investments generally acquired in the secondary market. Notwithstanding the foregoing, if the Fund reasonably determines that the strict application of the above definitions would not reflect the economic substance of any Investment, the Fund may re-classify such Investment as it deems appropriate.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2018 (Unaudited) (continued)

3. Fair Value Measurements (continued)

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of September 30, 2018:

Type of Security	Fair Value at September 30, 2018 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Direct Investments:
Direct Equity	$1,090,694	Market comparable companies	Enterprise value to EBITDA multiple	6.68 x – 17.80 x (12.99 x)
	70,073	Market comparable companies	Price to book ratio	5.50 x -5.50 x (5.50 x)
	1,113	Market comparable companies	Enterprise value to sales multiple	0.70 x - 2.25 x (2.00 x)
	5,251	Reported fair value	Reported fair value	n/a - n/a (n/a)
	2,563	Exit price	Recent transaction price	n/a - n/a (n/a)
	330,532	Recent financing	Recent transaction price	n/a - n/a (n/a)
Direct Debt	$5,453	Market comparable companies	Enterprise value to EBITDA multiple	7.56 x – 7.56 x (7.56 x)
	301,350	Discounted cash flow	Discount factor	5.06% - 14.43% (8.68%)
	459,584	Broker quotes	Indicative quotes for an inactive market	n/a - n/a (n/a)
	38,936	Recent financing	Recent transaction price	n/a - n/a (n/a)
Primary and Secondary Investments	$657,488	Adjusted reported net asset value	Reported net asset value	n/a - n/a (n/a)
	(2,700)	Adjusted reported net asset value	Fair value adjustments	n/a - n/a (n/a)

*	Level 3 fair value includes accrued interest.

Level 3 Direct Equity Investments valued by using an unobservable input factor are directly affected by a change in that factor. For Level 3 Direct Debt Investments, the Fund arrives at a fair value through the use of earnings and multiples analysis and a discounted cash flows analysis which consider credit risk and interest rate risk of the particular investment. Significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurement.

4. Revolving Credit Agreement

Effective February 2, 2016, the Fund entered into a secured, committed multicurrency revolving line of credit (“LOC”) facility with Lloyds Bank plc and The Royal Bank of Scotland plc in the aggregate maximum principal amount of $150,000,000. The Fund anticipates that this line of credit facility will be primarily used for working capital requirements and for financing investments and funding associated costs and expenses. The Fund will incur additional interest and other expenses with respect to the use of this and other future line of credit facilities. Borrowings are charged a rate of interest per annum which is the aggregate of the applicable margin and London Interbank Offered Rate (“LIBOR”) or, in relation to any loan in Euros, the Euro Interbank Offered Rate (“EURIBOR”), and a commitment fee of 1.20% per annum on the daily unused portion. For the six months ended September 30, 2018, the Fund did not utilize this LOC and paid no interest on borrowings. There were no outstanding borrowings at September 30, 2018. In addition to the Commitment fees of 1.20% the Fund pays Arrangement fees (1.15% of the total commitment), Agency fees of $25,000 per annum, Monitoring fees of $25,000 per annum and Trustee fees of $15,000 per annum. The Arrangement fees are disclosed as an asset amortized over the life of the LOC arrangement and expensed monthly on the Statement of Operations as a Line of Credit fees. The arrangement fees are paid in several instalments with the first payment due on the date of the Facility Agreement followed by the first and second anniversary of the date of the contract.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2018 (Unaudited) (continued)

5. Distributions/Allocation of Members’ Capital

Until December 31, 2016, net profits or net losses of the Fund for each Allocation Period (as defined below) were allocated among and credited to or debited against the capital accounts of the Members (i.e., each Feeder Fund). Each “Allocation Period” is a period that begins on the day after the last day of the preceding Allocation Period and ends at the close of business on the first to occur thereafter of: (1) the last day of a calendar month, (2) the last day of a taxable year, (3) the day preceding a day on which newly issued Interests are purchased by Members, (4) a day on which Interests are repurchased by the Fund pursuant to tenders of Interests by Members or (5) a day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.

As of January 1, 2017, the Fund contemplates declaring at least annually as dividends all or substantially all of its investment company taxable income. From time to time, the Fund may also pay special interim distributions in the form of cash or Units at the discretion of the Board. Unless Members elect to receive distributions in the form of cash, the Fund intends to make its ordinary distributions in the form of additional Units under a dividend reinvestment plan. Any distributions reinvested will nevertheless remain taxable to Members that are U.S. persons.

From and after January 1, 2017, the Incentive Allocation has been replaced by an “Incentive Fee” having the same economic effect on Members as the Incentive Allocation. See discussion in Note 7.

6. Unit Transactions/Subscription and Repurchase of Units

Units are generally offered for purchase as of the first day of each calendar month, except that Units may be offered more or less frequently as determined by the Board in its sole discretion.

Pursuant to the conditions of an exemptive order issued by the SEC, and in compliance with Rule 12b-1 under the Investment Company Act, the Fund has adopted a Distribution and Service Plan with respect to the Class A Units (the “Distribution Plan”). The Distribution Plan allows the Fund to pay distribution fees for the promotion and distribution of its Class A Units and the provision of personal services to holders of Class A Units. Under the Distribution Plan, the Fund may pay to the Fund’s placement agent other qualified recipients as compensation up to 0.70% on an annualized basis of the value of the Fund’s net asset attributable to Class A Units (the “Distribution Fee”). Payment of the Distribution Fee is governed by the Distribution Plan. The Distribution Fee is paid out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund solely with respect to Class A Units. Class I Units are not subject to the Distribution Plan or the Distribution Fee and do not bear any expenses associated therewith. In addition, under the Distribution Plan, subscriptions for Class A Units may be subject to a placement fee (the “Placement Fee”) of up to 3.50% of the subscription amount. No Placement Fee may be charged without the consent of the placement agent.

The Board may, from time to time and in its sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Units, the Board considers the recommendation of the Adviser, as well as a variety of other operational, business and economic factors. The Adviser anticipates recommending to the Board that, under normal circumstances, the Fund conduct quarterly repurchase offers for Units having an aggregate value of no more than 5% of the Fund’s net assets on or about each January 1st, April 1st, July 1st and October 1st. A 2.00% early repurchase fee (the “Early Repurchase Fee”) will be charged by the Fund with respect to any repurchase of Units from a Member at any time prior to the day immediately preceding the first anniversary of the Member’s purchase of such Units. For all Units received in connection with the Reorganization, the prior holding period is tacked.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2018 (Unaudited) (continued)

6. Unit Transactions/Subscription and Repurchase of Units (continued)

Transactions in Fund Units were as follows:

	For the Six Months Ended September 30, 2018		For the Year Ended March 31, 2018
	Units	Dollar Amounts	Units	Dollar Amounts
Class A Units
Sales	30,695,860	$171,652,978	58,215,064	$312,152,321
Reinvestments	—	—	13,117,779	70,569,716
Repurchases	(4,742,604)	(27,036,657)	(8,398,141)	(45,535,178)
Class exchanges	(740,048)	(4,157,139)	(6,870,446)	(37,112,028)
Net increase (decrease)	25,213,208	$140,459,182	56,064,256	$300,074,831

Class I Units
Sales	30,830,859	$173,451,371	84,795,113	$458,679,001
Reinvestments	—	—	12,152,892	65,428,738
Repurchases	(9,683,191)	(55,125,835)	(14,130,540)	(76,536,807)
Class exchanges	737,084	4,157,139	6,846,411	37,112,028
Net increase (decrease)	21,884,752	$122,482,675	89,663,876	$484,682,960

7. Management Fees, Incentive Fee and Fees and Expenses of Managers

Under the terms of the Investment Management Agreement the Adviser is responsible for providing day-to-day investment management and certain other services to the Fund, subject to the ultimate supervision of and subject to any policies established by the Board. Accordingly, the Adviser is responsible for developing, implementing and supervising the Fund’s investment program. Until December 31, 2016, in consideration for its investment management services under the Investment Management Agreement the Fund paid the Adviser a monthly management fee equal to 1/12th of 1.25% (1.25% on an annualized basis) of the greater of (i) the Fund’s net asset value and (ii) the Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Fund that have not yet been drawn for investment.

Effective with the Reorganization on January 1, 2017 the percentage in the above formula was increased from 1.25 to 1.5%. However, the Investment Management Agreement provides that in no event will the management fee exceed 1.75% as a percentage of the Fund’s net asset value. For the six months ended September 30, 2018, the Fund accrued $28,404,842 in management fees to the Adviser.

In addition, until December 31, 2016, at the end of each calendar quarter (and at certain other times), an amount (the “Incentive Allocation”) equal to 10% of the excess, if any, of (i) the allocable share of the net profits of the Fund for the relevant period of each Member over (ii) the then balance, if any, of that Member’s Loss Recovery Account (as defined below) was debited from such Member’s capital account and credited to a capital account of the Adviser (or, to the extent permitted by applicable law, of an affiliate of the Adviser) in the Fund (the “Incentive Allocation Account”). The Incentive Allocation Account was maintained solely for the purpose of being allocated the Incentive Allocation and thus, the Incentive Allocation Account did not participate in the net profits or losses of the Fund.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2018 (Unaudited) (continued)

7. Management Fees, Incentive Fee and Expenses of Managers (continued)

Effective with the Reorganization January 1, 2017, at the end of each calendar quarter (and at certain other times), the Adviser will be entitled to receive an amount (the “Incentive Fee”) equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the New Loss Recovery Account (as defined below). For the purposes of the Incentive Fee, the term “net profits” shall mean the amount by which the net asset value of the Fund on the last day of the relevant period exceeds the net asset value of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses. The Fund maintains a memorandum account (the “New Loss Recovery Account”), which had an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. Members will benefit from the New Loss Recovery Account in proportion to their holdings of Units. For the six months ended September 30, 2018, the Fund accrued $20,866,268 in Incentive Fees to the Adviser.

In consideration of the services rendered by each Manager who was not an “interested person” of the Fund, as defined by the Investment Company Act (each, an “Independent Manager”), the Fund pays each Independent Manager an annual fee of $80,667. The Managers do not receive any pension or retirement benefits. The Fund also reimburses the expenses of the Independent Managers in connection with their services as Managers.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2018 (Unaudited) (continued)

8. Affiliated Investments

Under Section 2(a)(3) of the Investment Company Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following companies as of September 30, 2018:

	Shares/ Principal as of September 30, 2018	Fair Value as of March 31, 2018	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of September 30, 2018	Affiliated Income/ accretion of discount
Non-Controlled Affiliates
AAVAS Financiers Limited	7,516,440	$46,668,848	$—	$—	$—	$23,403,986	$70,072,834	$—
Astorg Co-Invest SGG, FCPI (3)	—	25,159,613	3,912,174	—	—	956,065	30,027,852	—
Camelia Investment 1 Limited	6,771,389,178	95,152,303	—	—	—	4,241,729	99,394,032	141,762
Capri Acquisitions Topco Limited*	65,007,484	91,567,823	—	—	—	2,130,888	93,698,711	—
ECP Holding Company, LLC	9,753,907	12,075,591	—	—	—	4,208,034	16,283,625	—
GlobalLogic Worldwide Holdings, Inc	705,075	—	82,017,309	—	—	—	82,017,309	808,441
H-Food Holdings	43,339,879	—	54,397,200	—	—	—	54,397,200	538,252
Huntress Co-Investment L.P., 1(3)	—	50,241,895	—	—	—	(3,955,034)	46,286,861	8,636,619
MHS Acquisition Holdings, LLC*	7,007	7,591,302	—	—	—	(581,325)	7,009,977	—
MHS Blocker Purchaser L.P.(3)	—	29,621,397	—	—	—	(116,911)	29,504,486	—
Murra Warra Project Hold Trust	3,440,312	—	5,018,515	—	—	80,854	5,099,369	—
OHCP IV SF COI, L.P.(3)	—	21,760,000	43,849	—	—	1,484,232	23,288,081	—
Onecall Holdings, L.P.(3)*	—	78,652,850	—	—	—	8,132,940	86,785,790	307,042
Polyusus Lux XVI S.a.r.l.	289,102,341	—	30,283,143	—	—	(96,422)	30,186,721	121,608
Quadriga Capital IV Investment Holding II L.P.(3)	—	22,953,912	1,805,787	—	—	2,431,685	27,191,384	—
Safe Fleet Holdings LLC	2,982,750	2,106,563	896,057	(15,000)	(2,198)	(26,891)	2,958,531	68,364
Sun Hydraulics Corporation(3) (fka Capvis IV Co-Investors Faster L.P.)	—	47,441,787	—	(47,548,024)	30,059,567	(29,953,330)	—	(60)
Total Non-Controlled Affiliates		$530,993,884	$178,374,034	$(47,563,024)	$30,057,369	$12,340,500	$704,202,763	$10,622,028

(1)

Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, the accretion of discounts and the exchange of one or more existing securities for one or more new securities.

(2)

Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales and the exchange of one or more existing securities for one or more new securities.

(3)	Investment does not issue shares.

*

The financial statements for the period ended March 31, 2018 incorrectly omitted this investment as an affiliate. Fund management has evaluated the impact of this omission on the previously issued financial statements as of and for the year ended March 31, 2018 taken as a whole and concluded that such financial statements were not materially misstated. However, in order to correctly present affiliated investments, the above table has been revised to appropriately reflect the investment as an affiliated investment as of March 31, 2018. The March 31, 2018 financial statements will be revised to correct for this omission the next time filed.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2018 (Unaudited) (continued)

9. Accounting and Administration Agreement

The Administrator serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping and investor related services pursuant to an Accounting and Administration Agreement between the Fund and the Administrator. For these services the Administrator receives a fixed monthly fee, based upon average net assets, fees on portfolio transactions, as well as reasonable out of pocket expenses. For the six months ended September 30, 2018, the Fund accumulated $1,547,875 in administration and accounting fees.

10. Investment Transactions

Total purchases of investments for the six months ended September 30, 2018 amounted to $659,299,030. Total distribution proceeds from sale, redemption, or other disposition of investments for the six months ended September 30, 2018 amounted to $329,510,820. The cost of investments for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from such investments. The Fund relies upon actual and estimated tax information provided by the managers of the investments as to the amounts of taxable income allocated to the Fund as of September 30, 2018.

11. Indemnification

In the normal course of business, the Fund may enter into contracts that provide general indemnification. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund under such agreements, and therefore cannot be established; however, based on management’s experience, the risk of loss from such claims is considered remote.

12. Commitments

As of September 30, 2018, the Fund had funded $3,952,894,847 or 83.1% of the $4,756,289,303 of its total commitments to Private Equity Investments. With respect to its (i) Direct Investments it had funded $2,913,891,231 of $2,999,667,572 in total commitments, (ii) Secondary Investments it had funded $611,528,823 of $637,872,156 in total commitments, and (iii) Primary Investments it had funded $427,474,793 of $1,118,749,575 in total commitments, in each case, as of September 30, 2018.

13. Risk Factors

An investment in the Fund involves significant risks, including industry risk, liquidity risk, interest rate risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund invests substantially all of its available capital in Private Equity Investments. Typically, these investments are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may have a concentration of investments in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Fund. The Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner. Private Equity Fund Investments are generally closed-end private equity partnerships with no right to withdraw prior to the termination of the partnership. The frequency of withdrawals is dictated by the governing documents of the Private Equity Fund Investments. As a consequence of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Investments in Fund Units provide limited liquidity because Members will not be able to redeem Units on a daily basis because the Fund is a closed-end fund. Therefore investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Units and should be viewed as a long-term investment. No guarantee or representation is made that the investment objective will be met.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2018 (Unaudited) (continued)

14. Tax Information

As of September 30, 2018, the Fund’s aggregate investment unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

	Investments	Forward Foreign Currency Contracts
Tax Cost	$3,042,303,025	$478,200,173
Gross unrealized appreciation	556,113,687	3,417,405
Gross unrealized depreciation	(75,816,044)	—
Net unrealized investment appreciation	$480,297,643	$3,417,405

The tax cost of the Fund’s investments as of September 30, 2018, approximates their amortized cost.

15. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and determined that there were no subsequent events that require disclosure in the consolidated financial statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Fund Expenses (Unaudited)

Example: As a Fund Member, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in US Dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The actual and hypothetical expense Examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the year ended September 30, 2018.

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the Members reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period*	Annualized Net Expense Ratio**
Actual
Class A Units	$1,000.00	$1,050.20	$20.51	3.99%
Class I Units	$1,000.00	$1,053.90	$16.89	3.28%

	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period*	Annualized Net Expense Ratio**
Hypothetical (5% annual return before expenses)
Class A Units	$1,000.00	$1,005.10	$20.06	3.99%
Class I Units	$1,000.00	$1,008.60	$16.52	3.28%

*

Expenses are calculated using to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per unit determined at the opening of business on April 1, 2018.

**	Annualized ratio of expenses to average net assets for the period from April 1, 2018 through September 30, 2018. The expense ratio includes the effect of expenses waived or reimbursed by the Adviser.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Other Information (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling 1-877-748-7209 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov.

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ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable.

(b)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

Effective July 1, 2018, Mr. Adam Howarth was appointed as a portfolio manager for the registrant.

Name of Investment Committee Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Investment Committee Member
Adam Howarth	Managing Director	Since 2009*	Managing Director, Partners Group (2013-Present); Partners Group (2007-Present).	Portfolio Management

*	Mr. Howarth served as a portfolio manager for the registrant from 2009-2011 and as deputy portfolio manager from 2014-2018.

(b)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

As of September 30, 2018, Mr. Howarth was primarily responsible for the day-to-day portfolio management of the following accounts:

Number of Other Accounts Managed and Total Value of Assets by Account Type for Which There is No Performance-Based Fee			Number of Other Accounts and Total Value of Assets for Which Advisory Fee is Performance-Based
Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts
Zero accounts	Zero accounts	Zero accounts	One registered investment company with a value of $65.984 million	Four pooled investment vehicles with a value of $262.003 million	Twenty-eight accounts with a value of $2.353 billion

Potential Conflicts of Interests

Members of the Portfolio Management Team are involved in the management of other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles. Members of the Portfolio Management Team may manage separate accounts or other pooled investment vehicles that may have materially higher or different fee arrangements than the Fund and may also be subject to performance-based fees. The side-by-side management of these separate accounts and pooled investment vehicles may raise potential conflicts of interest relating to cross trading and the allocation of investment opportunities.

The Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. The Adviser seeks to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and reasonable manner. To this end, the Adviser has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

(b)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members

The Adviser is a wholly-owned subsidiary of Partners Group Holding AG (“Partners Group Holding”) and an affiliate of Partners Group AG, the principal operating subsidiary of Partners Group Holding. Partners Group Holding is a listed company with major ownership by its employees. The ownership structure is designed to motivate and retain employees.

The Portfolio Management Team and other employees of the Adviser are compensated with a fixed annual salary, which is typically supplemented by an annual bonus based on individual and team based performance. Key professionals, including the Portfolio Management Team, are additionally compensated through equity participation in Partners Group Holding.

This equity ownership is structured in a manner designed to provide for long-term continuity. Accordingly, the vesting parameters of equity incentives are rather stringent. Any equity or option holder intending to leave the firm has the obligation to render his or her unvested interest back to the company, either in the form of equity shares or options depending upon the extent of ownership interest. As a result, the Adviser believes that members of the Portfolio Management Team have a strong interest to remain with the firm over the long term.

(b)(4) Disclosure of Securities Ownership

As of September 30, 2018, Mr. Howarth did not beneficially own any units of the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES AND LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

During the most recent fiscal year the Fund has not been engaged in security lending activities.

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Partners Group Private Equity (Master Fund), LLC

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	December 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	December 7, 2018

By (Signature and Title)*	/s/ Justin Rindos
Justin Rindos, Chief Financial Officer
(Principal Financial Officer)

Date:	December 7, 2018

*	Print the name and title of each signing officer under his or her signature.